[H &M Final]

[Translation]






               SECURITIES REGISTRATION STATEMENT
                         (FOR NAV SALE)


                   ANNUAL SECURITIES REPORT
                   (THE FOURTH FISCAL YEAR)
                    FROM:  OCTOBER 1, 1997
                    TO:  SEPTEMBER 30, 1998


        AMENDMENT TO SECURITIES REGISTRATION STATEMENT
                         (FOR NAV SALE)















              PUTNAM U.S. GOVERNMENT INCOME TRUST








               SECURITIES REGISTRATION STATEMENT






















              PUTNAM U.S. GOVERNMENT INCOME TRUST

               SECURITIES REGISTRATION STATEMENT


To:  Director of Kanto Local Finance Bureau

                              Filing Date: March 16, 1999

Name of the Registrant Trust:           PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Trustees:    George Putnam
                                        John A. Hill
                                        William F. Pounds
                                        Jameson A. Baxter
                                        Hans H. Estin
                                        Ronald J. Jackson
                                        Paul L. Joskow
                                        Elizabeth T. Kennan
                                        Lawrence J. Lasser
                                        John H. Mullin, III
                                        Robert E. Patterson
                                        Donald S. Perkins
                                        George Putnam, III
                                        A.J.C. Smith
                                        W. Thomas Stephens
                                        W. Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                        Boston, Massachusetts 02109
                                        U.S.A.

Name and Title of Registration Agent:   Harume Nakano
                                        Attorney-at-Law
                                        Signature [Harume Nakano]
                                                      (Seal)

                                        Ken Miura
                                        Attorney-at-Law
                                        Signature [Ken Miura]
                                                      (Seal)

Address or Place of Business            Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                        Ken Miura
                                        Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto
                                        Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Phone Number:                           03-3580-3377


           Public Offering or Sale for Registration



Name of the Fund Making Public          PUTNAM U.S. GOVERNMENT INCOME
Offering or Sale of Foreign             TRUST
Investment Fund Securities:

Type and Aggregate Amount of             Up to 65.6 million Class M Shares
Foreign Investment Fund Securities       Up to the total amount obtained by
to be Publicly Offered or Sold:          aggregating the amounts calculated
                                         by multiplying the respective
                                         net asset value per Class M
                                         Share the respective number of
                                         Class M Shares in respect of
                                         65.6 million Class M Shares
                                         (The maximum amount expected to be
                                         sold is 860 million U.S. dollars
                                         (yen100 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=yen116.35 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 29, 1999.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M
     Share as of January 29, 1999 (U.S.$13.11) by 65.6 million
     Class M Shares for convenience.


      Places where a copy of this Securities Registration
         Statement is available for Public Inspection


                        Not applicable.


     (Total number of pages of this Securities Registration
                    Statement is 19 pages.)


                        C O N T E N T S

                                                Japanese    This
                                                Original  English
                                                        Translation


PART I.   INFORMATION CONCERNING SECURITIES         1      1


PART II.  INFORMATION CONCERNING ISSUER             4      7

I.   DESCRIPTION OF THE FUND                        4      7

II.  OUTLINE OF THE FUND                            4      7

III. OUTLINE OF THE OTHER RELATED COMPANIES         4      7

IV.  FINANCIAL CONDITIONS OF THE FUND               4      7

V.   SUMMARY OF INFORMATION CONCERNING
     FOREIGN INVESTMENT TRUST SECURITIES            4      7

VI.  MISCELLANEOUS                                  4      5


PART III. SPECIAL INFORMATION                       6      9

I.   OUTLINE OF THE SYSTEM OF INVESTMENT
     TRUSTS IN MASSACHUSETTS                        6      9

II.  FINANCIAL CONDITIONS OF THE INVESTMENT
     MANAGEMENT COMPANY                            12     17

III. FORM OF FOREIGN INVESTMENT
     FUND SECURITIES                               12     17


PART I.     INFORMATION CONCERNING SECURITIES

1.   NAME OF FUND:            PUTNAM U.S. GOVERNMENT INCOME TRUST
                              (hereinafter referred to as the "Fund")

2.   NATURE OF FOREIGN        Four classes of shares (Class A shares, Class
     INVESTMENT FUND SECU-    B shares, Class M shares and Class Y shares)
     RITIES CERTIFICATES:     Registered shares without par value.
                              In Japan, Class M Shares (hereinafter referred to as the "Shares") are for public offering.
                              No rating has been acquired.

3.   NUMBER OF SHARES TO      Up to 65.6 million Shares
     BE OFFERED FOR SALE
     (IN JAPAN)

4.   TOTAL AMOUNT OF          Up to the total amount obtained by aggregating
     OFFERING PRICE:          the amounts calculated by multiplying the
                              respective net asset value per Share by the respective number of Shares in respect of 65.6 million Shares
                              (The maximum amount expected to be
                              sold is 860 million U.S. dollars
                              (yen100 billion).

    Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the net asset value per Share as of January 29, 1999 ($13.11) by the number of Shares to be offered (65.6 million).

    Note 2: Dollar amount is translated for convenience at the rate of $1.00=yen116.35 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 29,
          1999).  The same applies hereinafter.

    Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation conversion into yen is made simplycalculated by multiplying the corresponding dollar amount by the conversion rate specified and rounded rounding up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.



5.    ISSUE PRICE:            The Net Asset Value per Share next
                              calculated on a Fund Business
                              Day after the application for
                              purchase is received by the
                              Fund.

    Note:A "Fund Business Day" means a day on which the New
          York Stock Exchange is open for business.

6.   SALES CHARGE:            The sales charge in Japan shall be
                              3% of the amount obtained by
                              deduction of the amount
                              equivalent to 3% of the public
                              offering price from such price
                              (hereinafter referred to as the
                              "Sales Price").  Any amount,
                              which is over the net asset
                              value, of the Sales Price shall
                              be retained by Putnam Mutual
                              Funds Corp., principal
                              underwriter of the Fund.
                              The public offering price means the
                              amount calculated by dividing
                              the net asset value (by (1-
                              0.0325), and rounded to three
                              decimal places.

7.   MINIMUM AMOUNT OR        The minimum amount for purchase of
     NUMBER OF SHARES         Shares is 100 shares, and in shares may be
     FOR SUBSCRIPTION:        purchased in integral multiples of 100 shares.

8.   PERIOD OF SUBSCRIPTION:  From:  April 1, 1999 (Thursday)
                              To:    March 31, 2000 (Friday)
                              Provided that the subscription is handled only on a Fund Business Day and a business day when securities companies are open for business in Japan.

9. DEPOSIT FOR SUBSCRIPTION:  None.

10.  PLACE OF SUBSCRIPTION:   Kokusai Securities Co., Ltd.
                              (hereinafter referred to as "Kokusai" or the "Distributor")
                              Tokyo Sumitomo Twin Building, East 27-1,
                              Shinkawa 2-chome Chuo-ku, Tokyo

    Note:The subscription is handled at the head office and
          the branch offices in Japan of the above-mentioned
          distributor.
11.  DATE AND PLACE           Investors shall pay the Issue Price and Sales
     OF PAYMENT:              Charge to the Distributor or the sales
                              handling companies within 4
                              business days in Japan from the
                              day when Distributor or the
                              sales handling companies
                              confirms the execution of the
                              order (the "Trade Day").
                              The total issue price for each
                              Application Day will be
                              transferred by the Distributor
                              to the account of the Fund at
                              Putnam Fiduciary Trust Company,
                              the transfer agent, within 3
                              Fund Business Days (hereinafter
                              referred to as "Payment Date")
                              from (and including) the
                              Application Day.

12.  OUTLINE OF UNDERWRITING, ETC.:
(A) Kokusai undertakes to make a public offering of the Shares in accordance with an agreement dated November 25, 1997 with Putnam Mutual Funds Corp. in connection with the sale of the Shares in Japan.
(B) Kokusai will execute or forward the purchase orders and repurchase requests relating to the Shares received directly or indirectly through other sales and repurchase handling companies (hereinafter referred to as the "Sales Handling Company") to the Fund.

          Note:     "The Sales Handling Company" mean a
          securities agent company and/or registration agent financial institution which shall conclude the agreement with a Distributor concerning agency business of shares of the Fund, act as agent for a Distributor for subscription or repurchase of shares of the Fund from investors and handle the business, etc, concerning receipt of subscription money from investors or payment of repurchase proceeds to investors, etc.
(C) The Fund has appointed Kokusai as the Agent Company in Japan.
    Note:"The Agent Company" shall mean a company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and the Sales Handling Companies rendering such other services.

13.  MISCELLANEOUS:
(A)  Method of Subscription:
          Investors who subscribe to Shares shall enter into an agreement with the Distributor or the Sales Handling Company concerning transactions of foreign securities. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements ("Account Agreement") and the investors shall submit to the Distributor or the Sales Handling Company an application for requesting the opening of a transactions account under the Account Agreement. The subscription amount shall be paid in yen in principal and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Distributor or the Sales Handling Company.
          The subscription amount shall be paid in dollars to the account of the Fund with Putnam Fiduciary Trust Company as custodian for the Fund by Kokusai on the Payment Date.
(B)  Performance Information
          The following information provides some indication of the Fund's risks. The chart shows year-to-year changes in the performance of class M shares. The table following the chart compares the Fund's performance to that of a broad measure of market performance. Of course, the Fund's past performance is not an indication of future performance.
     Calendar year total returns for Class M shares
     Class M

1989     12/21%
1990      9.59%
1991     11.53%
1992      6.42%
1993      5.35%
1994     -2.77%
1995     16.06%
1996      3.62%
1997      8.24%
1998      6.60%

    Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. During the period shown in the bar chart, the highest return for a quarter was 6.31% (quarter ending 6/30/89) and the lowest return for a quarter was 2.84% (quarter ending 3/31/94).

          Average annual total returns (for periods ending 12/31/98)

                             Past 1     Past 5    Past 10
                              year       years     years
     Class M                  3.13%      5.48%     7.22%

     Lehman Brothers          6.97%      7.23%     9.13%
     Mortgage-Backed
     Securities Index

          Unlike the bar chart, this performance information reflects the impact of sales charges. Class M share performance reflects the current maximum initial sales charges. For periods before the inception of class M shares (2/6/95), performance information shown for class M shares is based on the performance of the Fund's class A shares (not offered in Japan), adjusted to reflect the appropriate sales charge and the higher 12b-1 fees paid by class M shares. The Fund's performance is compared to the Lehman Brothers Mortgage-Backed Securities Index, an unmanaged list of GNMA bonds.
 (C) Fees and Expenses
          This table summarizes the fees and expenses investors may pay if investors invest in the Fund.
     Except as noted, expenses are based on the Fund's last fiscal year.
     Shareholder fees (fees paid directly from investors' investment)

     Maximum sales charge (load) imposed on         3.25%
     purchases (as a percentage of the offering price)

     Maximum deferred sales charge (load) (as a
     percentage of the original purchase price or   None
     redemption proceeds, whichever is lower)

  Annual fund operating expenses (expenses that are deducted from fund assets)

                 Management    Distribution  Other      Total fund
                 fees          (12b-1) fees  expenses   operating
                                                        expenses
     Class M     0.43%         0.50%         0.19%      1.12%

 (D) Example
          This example translates the "total annual fund operating expenses" shown in the preceding table into dollar amounts. By doing this, investors can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that an investor invests $10,000 in the Fund for the time periods shown and then, redeems all shares at the end of those periods. It assumes a 5% return on an investor's investment each year and that the Fund's operating expenses remain the same. The example is hypothetical; an investor's actual costs and returns may be higher or lower.

               1 year       3 years      5 years     10 years
     Class M   $436         $670         $924        $1,647

 (E) Offerings other than in Japan:
          Shares are simultaneously offered in the United
     States of America.

PART II.  INFORMATION CONCERNING ISSUER

I.   DESCRIPTION OF THE FUND
     The description in this item is same as the description in I. DESCRIPTION OF THE FUND of the Annual Securities
     Report (The Fourth Fiscal Year) attached hereafter.

II.  OUTLINE OF THE FUND
     The description in this item is same as the description in II. OUTLINE OF THE FUND of the Annual Securities
     Report (The Fourth Fiscal Year) attached hereafter.

III. OUTLINE OF THE OTHER RELATED COMPANIES
     The description in this item is same as the description in III. OUTLINE OF THE OTHER RELATED COMPANIES of the
     Annual Securities Report (The Fourth Fiscal Year) attached hereafter.

IV.  FINANCIAL CONDITIONS OF THE FUND
     The description in this item is same as the description in IV. FINANCIAL CONDITIONS OF THE FUND of the Annual
     Securities Report (The Fourth Fiscal Year) attached hereafter.

V.   SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND
     SECURITIES
     The description in this item is same as the description in V. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND SECURITIES of the Annual Securities Report (The Fourth Fiscal Year) attached hereafter.

VI.  MISCELLANEOUS
          The following documents concerning the Fund were
     filed with the Minister of Finance or with the Director
     of Kanto Local Finance Bureau (since June 22, 1998).
(1)       March 16, 1998:     Securities Registration Statement
                              Annual Securities Report (The Third Fiscal Year)
                              Amendment to Securities Registration Statement
          June 15, 1998:      Semi-annual Report (during the fourth term)
                              Amendment to Securities Registration Statement
          September 14, 1998: Securities Registration Statement
          September 21, 1998: Amendment to Securities Registration Statement September 22, 1998: Amendment to Securities Registration Statement
          December 1, 1998:   Amendment to Securities Registration Statement
(2)  The ornamental design is used in cover page of the Japanese Prospectus.
(3)  The following must be set forth in the Prospectus.
     Outline of the Prospectus will be included at the beginning of the Prospectus, summarizing the content of
     Part I., Information on the securities, "I. Descriptions of the Fund", "III. Outline of Other Related Companies" and "IV. Financial Condition of the Fund" in Part II,
     Information on the Issuer, of the SRS.
(4)  Summarized Preliminary Prospectus will be used.
     The attached document (Summarized Preliminary Prospectus) will be used pursuant to as set forth at Item 1.(1)(b), of Article 12 of the Ordinance Concerning the Disclosure of the Content, etc. of the Specified Securities.
     For performance information, the average of the annual yield calculated in respect of immediately preceding seven days and/or any one month may be added in percentage up to one decimal places (rounding down to second decimal places).

PART III. SPECIAL INFORMATION


I.   OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN
     MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information which may be of interest to investors. The discussion below is qualified in its entity by the complete registration statement of the fund and the full text of any referenced statutes and regulations.

I.   Massachusetts Business Trusts

     A.   General Information

          Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

          Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations", including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

     B.   Shareholder Liability

          Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

II.  United States Investment Company Laws and Enforcement

     A.   General

          In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

          1.  Investment Company Act of 1940

              The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

          2.  Securities Act of 1933

              The Securities Act of 1933, as amended (the
          "1933 Act"), regulates many sales of securities.
          The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

          3.  Securities Exchange Act of 1934

              The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

          4.  The Internal Revenue Code

              An investment company is an entity subject to federal income taxation under the Internal Revenue Code. However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

          5.  Other laws

              The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

     B.   Outline of the Supervisory Authorities

          Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

          1. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933
          Act, and the 1934 Act, among others, to the Fund.
          The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

          2. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

     C.   Offering Shares to the Public

          An investment company ("investment company" or fund) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

     D.   Ongoing Requirements

          Under U.S. law, a fund is subject to numerous ongoing requirements, including, but not limited to;

          1. Updating its prospectus if it becomes materially inaccurate or misleading;

          2.  Annual update of its registration statement;

          3. Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

          4. Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and auditors;

          5.  Maintenance of a code of ethics; and

          6.  Periodic board review of certain fund
          transactions, dividend payments, and payments under a fund's distribution plan.

III. Management of a Fund

     The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

     The investment adviser to a fund is typically responsible for implementing the fund's investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

IV.  Share Information

     A.   Valuation

          Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00 p.m.) each day the Exchange is open.

     B.   Redemption

          Shareholders may generally sell shares of an open-end fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the shareholders' order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

     C.   Transfer agency

          The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

V.   Shareholder Information, Rights and Procedures for the
Exercise of Such Rights

     A.   Voting Rights

          Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

     B.   Dividends

          Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

     C.   Dissolution

          Shareholders would normally be entitled to receive a pro rata portion of the net assets of a fund upon its liquidation.

     D.   Transferability

          Shares of a fund are typically transferable without restriction.

     E.   Right to Inspection

          Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

VI.  U.S. Tax Matters

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the United States
Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders. In addition, as a Massachusetts business trust, the Fund under present Massachusetts law is not subject to any excise or income taxes in Massachusetts.

     In order to qualify as a "regulated investment company", the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year;
(c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

     If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

     If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

     Fund distributions will be taxable to shareholders as ordinary income, except that any distributions designated by the Fund as deriving from net gains on securities held for more than one year will be taxable as such, regardless of how long a shareholder has held shares in the Fund.
Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Shareholders who are not subject to U.S. federal income tax on their income generally will not have to pay such tax on amounts distributed to them.

     Distributions from capital gains are made after applying any available capital loss carryovers.

     Investment by the Fund in "passive non-U.S. investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive non-U.S. investment company as a "qualified electing fund".

     A "passive non-U.S. investment company" is any non-U.S. corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains. Passive income for this purpose does not include rents and royalties received by the non-U.S. corporation from active business and certain income received from related persons.

     The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and otherwise as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.
Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

     The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding.

     The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty), the possibility that a non-U.S. investor may be subject to U.S. tax on capital gain distributions and gains realized upon the sale of fund shares if the investor is present in the United States for more than 182 days during the taxable year (and certain other conditions apply), or the possibility that a non-U.S. investor may be subject to U.S. tax on income from the fund that is "effectively connected" with a U.S. trade or business carried on by such an investor. Shareholders residing in Japan should consult "Tax Treatment of Shareholders in Japan", above.

VII. Important Participants in Offering of Mutual Fund Shares

     A.   Investment Company

          Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

     B.   Investment Adviser/Administrator

          The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

     C.   Underwriter

          An investment company may appoint one or more principal underwriters for its shares. The activities of such a principal underwriter are generally governed by a number of legal regimes, including, for example, the 1940
     Act, the 1933 Act, the 1934 Act, and state laws.

     D.   Transfer Agent

          A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

     E.   Custodian

          A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.


II.  FINANCIAL CONDITION OF THE INVESTMENT MANAGEMENT COMPANY

     The description in this item is same as the description in II. FINANCIAL CONDITION OF THE INVESTMENT MANAGEMENT
     COMPANY of the Annual Securities Report (The Fourth
     Fiscal Year) attached hereafter.

III. FORM OF FOREIGN INVESTMENT FUND SECURITIES

     Main items to be set forth on the share certificate of the Fund (if issued) are as follows:-

     (1)  Front

     a.   Name of the Fund
     b.   Number of shares represented
     c.   Signatures of the Chairman and Transfer Agent
     d. Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

     (2)  Back

     a.   Space for endorsement
     b.   Description concerning delegation of transfer agency








                   ANNUAL SECURITIES REPORT

                   (THE FOURTH FISCAL YEAR)
                    FROM:  OCTOBER 1, 1997
                    TO:  SEPTEMBER 30, 1998






















              PUTNAM U.S. GOVERNMENT INCOME TRUST

                   ANNUAL SECURITIES REPORT
                   (The Fourth Fiscal Year)
                    From:  October 1, 1997
                    To:  September 30, 1998

To:  Director of Kanto Local Finance Bureau
                                        Filing Date: March 16, 1999

Name of the Registrant Trust:           PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Trustees:    George Putnam
                                        John A. Hill
                                        William F. Pounds
                                        Jameson A. Baxter
                                        Hans H. Estin
                                        Ronald J. Jackson
                                        Paul L. Joskow
                                        Elizabeth T. Kennan
                                        Lawrence J. Lasser
                                        John H. Mullin, III
                                        Robert E. Patterson
                                        Donald S. Perkins
                                        George Putnam, III
                                        A.J.C. Smith
                                        W. Thomas Stephens
                                        W. Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                        Boston, Massachusetts 02109
                                        U.S.A.

Name and Title of Registration Agent:   Harume Nakano
                                        Attorney-at-Law
                                        Signature [Harume Nakano]
                                                     (Seal)

                                        Ken Miura
                                        Attorney-at-Law
                                        Signature [Ken Miura]
                                                     (Seal)

Address or Place of Business            Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo



                           -   ii -


Name of Liaison Contact:                Harume Nakano
                                        Ken Miura
                                        Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto
                                        Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Phone Number:                           03-3580-3377



     Places where a copy of this Annual Securities Report is available for Public Inspection

                        Not applicable.

    (Total number of pages of this Annual Securities Report
                is 75 including the front page)

                        C O N T E N T S


                                               Japanese This
                                               OriginalEnglish
                                                    Translation

 I.  DESCRIPTION OF THE FUND                        1      1
     1.   GENERAL INFORMATION                       1      1
     2.   INVESTMENT POLICY                         5      7
     3.   MANAGEMENT STRUCTURE                      8     11
     4.   INFORMATION CONCERNING THE EXERCISE
          OF RIGHTS BY SHAREHOLDERS, ETC.          18     25
     5.   STATUS OF INVESTMENT PORTFOLIO           21     29

II.  OUTLINE OF THE FUND                           24     32

III. OUTLINE OF THE OTHER RELATED COMPANIES        53     64

IV.  FINANCIAL CONDITIONS OF THE FUND              55     66

     V.   FINANCIAL CONDITIONS OF THE INVESTMENT
          MANAGEMENT COMPANY
          (translated from the English source: omitted in
     English Translation)                       12072

      VI. SUMMARY OF INFORMATION CONCERNING
     FOREIGN INVESTMENT FUND SECURITIES           141     72

VII. REFERENCE INFORMATION                        141     72

           Note 1:  The exchange rate of U.S. Dollars
           ("dollar" or "$") into Japanese Yen is yen116.35 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the January 29, 1999 quoted by The Bank of Tokyo-Mitsubishi, Ltd. The same applies hereinafter.

           Note 2:  In this report, money amounts and
           percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is calculated by multiplying the corresponding amount by the conversion rate specified and rounding up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

           Note 3: In this report, "fiscal year" refers to a year from October 1 to September 30 of the following year. However, the first fiscal year refers to a period from February 6, 1995 (Incorporation of the Fund) to September 30, 1995.
                 I.   DESCRIPTION OF THE FUND
1.   GENERAL INFORMATION
(A)  Outline of Laws Regulating the Fund in the Jurisdiction
     Where Established:
     (1)  Name of the Fund:   Putnam U.S. Government Income
     Trust (the "Fund")
     (2)  Form of the Fund
          Putnam U.S. Government Income Trust is a
     Massachusetts business trust organized on November 1, 1983. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.
          The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest which may be divided without shareholder approval into two or more series of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund's shares are not currently divided into any series. Only the Fund's class M shares are currently offered in Japan. The Fund may also offer in the United States of America other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.
          Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund.
     The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.
          If a shareholder owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may choose to redeem the shareholders' shares. Shareholders will receive at least 30 days' written notice before the Fund redeems shareholders' shares, and shareholders may purchase additional shares at any time to avoid a redemption. The Fund may also redeem shares if shareholders own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may, at any time, establish one which could apply to both present and future shareholders.
          YEAR 2000 ISSUES:   The Fund could be adversely
     affected if the computer systems used by Putnam Investment Management Inc. (the "Investment Management Company") and the Fund's other service providers do not properly process and calculate the date-related information relating to the end of this century and the beginning of the next. While year 2000-related computer problems could have a negative effect on the Fund, both in its operations and in its investment. Investment Management Company is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. No assurances, though, can be provided that the Fund will not be adversely impacted by these matters.
     (3)  Governing Laws
          The Fund was created under, and is subject to, the laws of The Commonwealth of Massachusetts. The sale of the Fund's shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elects to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.
          The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:
          a. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts
              Chapter 182 provides in part as follows:
              A copy of the declaration of trust must be filed with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.
              A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.
              Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.
          b.  Investment Company Act of 1940
              The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.
          c.  Securities Act of 1933
              The Securities Act of 1933, as amended (the
          "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.
          d.  Securities Exchange Act of 1934
              The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.
          e.  The Internal Revenue Code
              The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.
          f.  Other laws
              The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.
 (B) Outline of the Supervisory Authorities
          Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.
          a. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.
          b. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.
 (C) Objectives and Basic Nature of the Fund:
     GOAL
          The Fund seeks as high a level of current income as Investment Management Company believes is consistent with preservation of capital.
     MAIN INVESTMENT STRATEGIES - U.S.GOVERNMENT SECURITIES BACKED BY THE FULL FAITH AND CREDIT OF THE U.S.
          The Fund invests exclusively in investments backed by the full faith and credit of the Unites States, and repurchase agreements and forward commitments relating to those investments. This investment policy cannot be changed without the approval of the Fund's shareholders. The Fund's investments are generally long - or intermediate-term (with maturities of more than 3 years).
          The Investment Management Company currently expects that the Fund will invest significantly in mortgage participation certificates guaranteed by the Government National Mortgage Association (GNMA, commonly known as "Ginnie Mae"), and in Federal Housing Administration debentures, for which the U.S. Treasury unconditionally guarantees payment of principal and interest. These investments are commonly known as mortgage-backed securities.
     MAIN RISKS
          The main risks that could adversely affect the value of this Fund's shares and the total return on investors' investment include;
            - The risk that movements in the securities markets will adversely affect the value of the Fund's investments. The values of the Fund's investments are likely to fall if interest rates rise. Interest rate risk is generally highest for investments with long maturities.
            - The risk that mortgages underlying the Fund's investments may be prepaid faster than expected during periods of falling interest rates. This might force the Fund to reinvest the proceeds from prepayments in investments offering a lower yield. The Fund therefore might not benefit from any increase in value as a result of declining interest rates. Similarly, rising interest rates may reduce the rate of prepayments. This would effectively extend the Fund's maturity and increase its interest rate risk when it is least desirable - during periods of rising interest rates.
          Investors can lose money by investing in the Fund. The Fund may not achieve its goal, and is not intended as a complete investment program. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
 (D) History of the Fund:
            November 1, 1983: Organization of the Fund as a
                              Massachusetts business trust.
                              Adoption of the Agreement and
                              Declaration of Trust.
            January 10, 1992: Adoption of the Amended and
                              Restated Agreement and
                              Declaration of Trust.

(E)  Affiliated Companies of the Fund:
          Names and related business of the affiliated companies of the Fund are as follows:
          (1) Putnam Investment Management, Inc. ("Investment Management Company") renders investment management services to the Fund.
          (2) Putnam Fiduciary Trust Company (the "Custodian" and "Investor Servicing Agent") acts as Custodian and Investor Servicing Agent.
          (3) Putnam Mutual Funds Corp. ("Principal
          Underwriter") engages in providing marketing services to the Fund.
          (4) Kokusai Securities Co., Ltd. ("Distributor in Japan" and "Agent Company") engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent company.

                       Related Companies of the Fund

                                   Fund
                      Putnam U.S. Government Income Trust

                                                   Investor Servicing Agreement
                           Trustees (Agreement and
                           Declaration of Fund)
Distribution Agreement                             Custodian Agreement

Principal Underwriter                              Custodian Investor
                                                   Servicing Agent

Putnam Mutual Funds Corp.                          Putnam Fiduciary Trust Co.
(acts as a distributor)                            (acts as custodian and
                                                   investor servicing agent of
                                                   the fund)

Japan Dealer
Sales Agreement
                   Agent Company             Management Contract
                   Agreement

Distributor in Japan                         Investment Management
Agent Company                                Company

Kokusai Securities Co., Ltd.              Putnam Investment Management, Inc.
(forwarding of sales in Japan             (acts as investment management
and rendering of service as               the Fund and investment adviser
agent company)                            concerning the Fund's assets)

2.   INVESTMENT POLICY
(A) Basic Policy for Investment and Objectives of Investment (including risk factors):
          Any investment carries with it some level of risk generally reflecting its potential for reward. The Fund pursues its goal of high current income consistent with capital preservation by investing in U.S. Government securities. At least 65% of the Fund's investments will be derived from interest on U.S. Government securities. The Investment Management Company will consider, among other things, interest rate and prepayment risks, as well as general market conditions when deciding whether to buy or sell investments.

     U.S. GOVERNMENT INVESTMENTS.  These investments include
            - U.S. TREASURY BILLS, NOTES AND BONDS. The U.S. Treasury issues these obligations.
           - OBLIGATIONS GUARANTEED BY THE U.S. TREASURY. These include obligations issued by certain agencies and instrumentalities of the U.S. Government that are backed by the full faith and credit of the United States, such as Ginnie Mae mortgage participation certificates and Federal Housing Administration debentures.

     INTEREST RATE RISK. The values of debt investments usually rise and fall in response to changes in interest rates. Declining interest rates will generally raise the value of existing debt investments, and rising interest rates will generally lower the value of existing debt investments. Changes in the values of debt investments usually will not affect the amount of income the Fund receives from them, but will affect the value of the Fund's shares. Interest rate risk is often greater for investments with longer maturities.
          The Fund may invest in so-called "premium" investments, which are securities, such as bonds, that bear coupon rates (Interest rates) higher than prevailing market rates. In addition, during times of declining interest rates, many of the Fund's investments may offer interest rates that are higher than current market rates. When the Fund holds those premium investments, shareholders are likely to receive higher dividends (but will bear a greater risk that the value of the Fund's shares will fall) than they would if the Fund held investments that offered current market rates of interest. Premium investments involve a greater risk of loss, because their values tend to decline over time.
          Investors may find it useful to compare the Fund's yield, which factors out the effects of premium securities, with its current dividend rate, which does not factor out that effect.

     CREDIT RISK. Although U.S. Government investments are generally considered to have the least credit risk (the risk that the issuer will fail to make timely payments of interest and principal) of fixed income investments, they are not entirely free of credit risk. Despite relatively low credit risk, the values of U.S. Government investments will still fluctuate in response to changes in interest rates.

     PREPAYMENT RISK. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount in due. By contrast, payments on mortgage-backed investments typically include both interest and a partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Fund may have to invest the proceeds from payments on less attractive terms and yields.
          Prepayments are particularly common during periods of declining interest rates, when property owners seek to refinance their mortgages on more favorable terms; the reverse is true during periods of rising interest rates.
          Mortgage-backed investments are therefore less likely to increase in value during periods of declining interest rates than other debt of comparable maturities. In addition, they have a higher risk of decline during periods of rising interest rates because declining prepayment rates effectively increase the average maturity of the Fund's investments (and, therefore, its sensitivity to changes in interest rates) at times when that is least desirable. These investments can increase the volatility of the Fund.

     FORWARD COMMITMENTS AND REPURCHASE AGREEMENTS. The Fund's investments may often take the form of contracts with dealers for future delivery, commonly known as forward commitments. A forward commitment involves a risk of loss if the value of the investment declines before the delivery date. The Fund may also enter into repurchase agreements, under which it buys and investment from a firm that has an obligation to buy the investment back from the Fund at a fixed price and time, typically within one week. Forward commitments and repurchase agreements involve the risk that the other party will default on its obligations and that the Fund may find it difficult to recover the value of its investments.

     FREQUENT TRADING. The Fund may buy or sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.

     OTHER INVESTMENTS. The Fund may also buy and sell other types of investments, such as collateralized mortgage obligations (CMOs) and interest-only (IO) and principal-only (PO) stripped mortgage-backed investments that are U.S. Government investments, and may be subject to other risks.

     CHANGES IN POLICIES.  The Fund's Trustees may change the
     Fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.
      (B) Restrictions of Investment:
          Except as otherwise specifically designated, the investment restrictions described in this Securities
     Registration Statement and the Japanese prospectus are not fundamental investment restrictions. The Trustees may change any non-fundamental restrictions without shareholder approval. As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:
     (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets
     (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.
     (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.
     (3) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.
     (4)  Purchase or sell commodities or commodity contracts.
     (5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.
     (6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund
     (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.
     (7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.
     (8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.
     (9) Purchase or sell options, or puts, calls, straddles, spreads or combinations thereof, except that the Fund may write covered call options with respect to any part or all of its portfolio securities and enter into closing purchase transactions with respect to such options.
     (10) Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.
          Fundamental restrictions 6, 7 and 8 are by their terms inapplicable to U.S. Government Securities and consequently are not expected to have any significant effect on the operations of the Fund, since it is the Fund's fundamental policy to invest exclusively in U.S. Government Securities and repurchase agreements and forward commitments with respect to such securities.
          Although certain of the Fund's fundamental investment restrictions permit it to borrow money to a limited extent, it does not currently intend to do so and did not do so last year.
          The Investment Company Act of 1940 provides that a
     "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of
     (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.
     IT IS CONTRARY TO THE FUND'S PRESENT POLICY, WHICH MAY BE
     CHANGED WITHOUT SHAREHOLDER APPROVAL, TO:
     (1) Invest in (a) securities which are not readily marketable, (b) securities restricted as to resale
     (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.
     (2) Write covered call options with respect to any part or all of its portfolio securities.
          In addition, the Fund will, so long as the Shares of the Fund are being offered for sale by the Fund in Japan, comply with the following standards of selection of the Japan Securities Dealers Association:
     (1) The Fund will not invest more than 15% of its net assets in securities that are not traded on an official stock exchange or other regulated market, including , without limitation, the National Association of Securities Dealers Automated Quotation System (this restriction shall not be applicable to securities determined by the Investment Management Company to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable);
     (2) The Fund will not borrow money in excess of 10% of the value of its total assets;
     (3) The Fund will not make short sales of securities in excess of the Fund's net asset value; and
     (4) The Fund will not , together with other mutual funds managed by the Investment Management Company, acquire more than 50% of the outstanding voting securities of any issuer. If any violation of the foregoing standards occurs, the Fund will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation.
          All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.
(C)  Distribution Policy:
          The Fund distributes net investment income monthly and any net realized capital gains at least annually.
     The payment to Japanese investors may be made until the end of each month by Kokusai.

3.   MANAGEMENT STRUCTURE
(A)  Outline of Management of Assets, etc.:
     A.   Valuation of assets:
          The Fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following U.S. holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m.
          Securities for which market quotations are readily available are valued at prices which, in the opinion of Investment Management Company, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value procedures approved by the Trustees. Liabilities are deducted from the total assets and resulting amount is divided by the number of shares of the class outstanding.
          Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
          If any securities held by the Fund are restricted as to resale, Investment Management Company determines their fair value using procedures approved by the Trustees.
     The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.
          Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value using procedures approved by the Trustees.
     B.   Management Fee, etc.:
     (1)  Management Fee:
          (a) Management and Agent Association Member Fees Under a Management Contract dated July 8, 1994, the Fund pays a quarterly fee to Investment
          Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at an annual rate of 0.57% of the first $500 million of average net assets, 0.475% of the next $500 million, 0.4275% of the next $500 million and 0.38% thereafter.
              For the fiscal years ending on September 30, 1998, 1997 and 1996 the Fund paid $15,162,940,
          $15,502,934 and $18,073,706, respectively as a
          management fee.
          (b) Custodian Fee and Charges of the Investor
          Servicing Agent
              Putnam Fiduciary Trust Company, the Fund's
          Custodian, is entitled to receive, out of the assets of the Fund, reasonable compensation for its services and expenses as Custodian, as agreed from time to time between the Fund and the Custodian, not including fees paid by the Custodian to any sub-custodian, payable monthly based on the average daily total net assets of the Fund during the relevant month. Any reasonable disbursements and out-of-pocket expenses (including without limitation telephone, telex, cable and postage expenses) incurred by the Custodian, and any custody charges of banks and financial institutions to whom the custody of assets of the Fund is entrusted, are borne by the Fund.
              The Fund pays to Putnam Investor Services, a division of Putnam Fiduciary Trust Company, the Fund's Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.
              For the fiscal year ending on September 30,
          1998, the Fund paid $5,987,761 as a custodian fee
          and investor servicing agent fee.
          (c) Fee on Class M Distribution Plan
              The Class M distribution plan provides for payments by the Fund to Putnam Mutual Funds Corp. at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.50% of such assets.
              Putnam Mutual Funds Corp. makes quarterly payments to Kokusai and other dealers at an annual rate of 0.40% of the average net asset value of Class M shares attributable to shareholders for whom Kokusai and other dealers are designated as the dealer of record.
              Payments under the plan are intended to
          compensate Putnam Mutual Funds Corp. for services provided and expenses incurred by it as principal underwriter of the Fund's shares, including the payments to dealers mentioned above. Putnam Mutual Funds Corp. may suspend or modify such payments to dealers.
              For the fiscal year ending September 30, 1998, the Fund paid fees under the distribution plan of $696,888 for Class M shares.
          (d) Other Expenses:
              The Fund pays all expenses not assumed by Investment Management Company, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The Fund also reimburses Investment Management Company for the compensation and related expenses of certain Fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees and was $31,593 for fiscal 1998.
              Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Board Policy Committee, which consists solely of Trustees not affiliated with the Investment Management Company and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the Fund for fiscal 1998 and the fees paid to each Trustee by all of the Putnam funds during calendar 1998:

COMPENSATION TABLE
                                           Pension on        Estimated          Total
                             Aggregate     retirement        annual benefits    compensation
                             compensation  benefits accrued  from all           from all
                             from the      as part of        Putnam funds       Putnam
Trustees/Year                fund (1)      fund expenses     upon retirement(2) funds(3)

Jameson A. Baxter/1994 (4)   $3,064           $722              $95,000            $207,000
Hans H. Estin/1972            2,711          1,467               95,000             182,500
John A. Hill/1985 (4) (5)     2,682            551              115,000 (5)         200,500
Ronald J. Jackson/1996 (4)    2,970            370               95,000             200,500
Paul L. Joskow/1997           2,483             43               95,000             180,500
Elizabeth T. Kennan/1992      2,970            786               95,000             200,500
Lawrence J. Lasser/1992       2,653            588               95,000             178,500
John H. Mullin, III/1997      2,453             67               95,000             180,500
Robert E. Patterson/1984      2,696            440               95,000             181,500
Donald S. Perkins/1982        2,711          1,586               95,000             182,500
William F. Pounds/1971 (5)    3,174          1,648              115,000             215,000
George Putnam/1957            2,668          1,676               95,000             179,500
George Putnam, III/1984       2,697            290               95,000             181,500
A.J.C. Smith/1986             2,625            987               95,000             176,500
W. Thomas Stephens/1997 (4)   2,703             62               95,000             181,500
W. Nicholas Thorndike/1992    2,711          1,129               95,000             182,500

(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 1998.
(3) As of December 31, 1998, there were 113 funds in the Putnam family.
(4) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan. The total amounts of deferred compensation payable by the Fund to Mrs. Baxter and Messrs. Hill, Jackson, Joskow, Mullin and Stephens as of September 30, 1998 were $5,772, $15,201, $8,802,
     $2,019, $1,768, and $2,730, respectively, including income earned on such amounts.
(5) Includes additional compensation for service as Vice Chairman of the Board of Trustees.

              Under a Retirement Plan for Trustees of the
          Putnam funds (the "Plan") each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.
              The Plan Administrator (a committee comprised of Trustees who are not "interested persons" of the Fund, as defined in the Investment Company Act of
          1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.
              Investment Management Company places all orders for purchases and sales of Fund securities. In selecting broker-dealers, Investment Management Company may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Investment Management Company may consider sales of Fund shares (and, if permitted by law, of the other Putnam Funds) as a factor in the selection of broker-dealers. During fiscal 1996, 1997 and 1998, the Fund paid $28,699, $28,500 and $0 in brokerage commissions, respectively. During fiscal 1998 the Fund did not pay any fee to brokers and dealers to recognize research, statistical and quotation services provided to Investment Management Company and its affiliates.
              For the fiscal year ending on September 30,
          1998, the Fund paid $19,469,365 in total other expenses, including payments under its distribution plans, but excluding management fees, investor servicing agent expenses and custodian expenses.
     C.   Sales, Repurchases and Custody:
     (1)  Sales of Shares:
           a. Sales in the United States
              Investors residing in the United States can open a Fund account with as little as $500 and make additional investments at any time with as little as $50. The Fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Investors' financial advisor or Putnam Investor Services generally must receive investor's completed buy order before the close of regular trading on the exchange for investors' shares to be bought at that day's offering price.
          * THROUGH A FINANCIAL ADVISOR Investors' advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge investors for his or her services.
          * THROUGH SYSTEMATIC INVESTING Investors can make regular investments of $25 or more per month through automatic deductions from investors' bank checking or savings account. Application forms are available through investors' advisor or Putnam Investor Services at 1-800-225-1581.
              Investors may also complete an order form and write a check for the amount investors wish to invest, payable to the Fund. Return the check and completed form to Putnam Mutual Funds Corp.
              The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.
          CLASS M SHARES
                - Initial sales charge of up to 3.25%
                - Lower sales charges for larger investments
              of $50,000 or more
                - No deferred sales charge
                - Lower annual expenses, and higher
              dividends, than Class B shares because of lower
              12b-1 fee
                - Higher annual expenses, and lower
              dividends, than Class A shares because of higher
              12b-1 fee
                - No conversion to Class A shares, so future
              12b-1 fee does not decrease
          INITIAL SALES CHARGES FOR CLASS M SHARES
                                  Class M sales charge
                                  as a percentage of:
          Amount of purchase      Net amount   Offering
          at offering price ($)   invested     price *

          Under 50,000                3.36%       3.25%
          50,000 but under 100,000    2.30        2.25
          100,000 but under 250,000   1.52        1.50
          250,000 but under 500,000   1.01        1.00
          500,000 but under 1,000,000 None        None
          1,000,000 and above         None        None
          * Offering price includes sales charge.

          DISTRIBUTION (12B-1) PLANS. The Fund has adopted distribution plans to pay for the marketing of Fund shares and for services provided to shareholders.
          The plans provide for payments at annual rates
          (based on average net assets) of up to 1.00% on Class M shares. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of investors' investment. The higher fees for Class M may cost investors more than paying the initial sales charge for Class A shares. Because Class M shares, unlike Class B shares, do not convert to Class A shares, Class M shares may cost investors more over time than Class B shares.
              An investor may be eligible to buy class M shares at reduced sales charges. For fiscal
          1996,1997 and 1998, Putnam Mutual Funds Corp.
          received $69,481, $25,529 and $8,127,400,
          respectively, in sales charges for Class M shares, of which it retained $6,928, $2,522 and $635,378, respectively.
     b.   Sales in Japan
              In Japan, Shares of the Fund are offered on any Business Day and any business day of the Distributor in Japan during the Subscription Period mentioned in "8. Period of Subscription, Part I Information concerning Securities" of a securities registration statement pursuant to the terms set forth in "Part
          I. Information concerning Securities" of the relevant securities registration statement. The Distributor or the Sales Handling Company shall provide to the investors an Agreement Concerning a Foreign Securities Transactions Account and other agreements (the "Account Agreement") and receive from such investors an application for requesting the opening of a transactions account under the Account Agreement. Purchases may be made in the minimum investment amount of 100 shares and in integral multiples of 100 shares.
              The issue price for Shares shall be, in
          principal, the Net Asset Value per Share next calculated on the day on which the Fund receives such application. The Trade Day in Japan is the day when the Distributor confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business
          Day after and including the Trade Day. The sales charge in Japan shall be 3% of the amount obtained by deduction of the amount equivalent to 3% of the public offering price from such price (hereinafter referred to as the "Sales Price"). Any amount, which is over the net asset value, of the Sales
          Price shall be retained by Putnam Mutual Fund Corp., principal underwriter of the Fund. The public offering price means the amount calculated by dividing the net asset value by (1- 0.0325) and rounded to three decimal places.
              The Investors having entrusted the Distributor or the Sales Handling Company with safekeeping of the certificates for Fund shares will receive a certificate of safekeeping in exchange for the purchase price. In such case payment shall be made in yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo
          Foreign Exchange Market on the Trade Day and which shall be determined by such Distributor or Sales Handling Company. The payment may be made in dollars to the extent that the Distributor or the Sales Handling Company can agree.
              In addition, the Distributor or the Sales
          Handling Company in Japan who are members of the Japan Securities Dealers' Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than yen100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" contained in the "Regulations Concerning the Transactions of Foreign Securities" established by the Association.
     (2)  Repurchase of Shares:
           a. Repurchase in the United States
              Investors residing in the U.S. can sell
          investors' shares back to the Fund any day the New York Stock Exchange is open, either through investors' financial advisor or directly to the Fund. Payment for redemptions may be delayed until the Fund collects the purchase price of shares, which may take up to 15 calendar days after the purchase date.
          * SELLING SHARES THROUGH INVESTORS' FINANCIAL ADVISOR. Investors' advisor must receive investors' request in proper form before the close of regular trading on the New York Stock Exchange to receive that day's NAV, less any applicable deferred sales charge. Investors' advisor will be responsible for furnishing all necessary documents to Putnam
          Investor Services on a timely basis and may charge investors for his or her services.
          * SELLING SHARES DIRECTLY TO THE FUND. Putnam Investor Services must receive investors' request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge.
              By mail. Send a signed letter of instruction to Putnam Investor Services. If investors have certificates for the shares investors want to sell, investors must include them along with completed stock power forms.
              By telephone.  Investors may use Putnam's
          Telephone Redemption Privilege to redeem shares valued at less than $100,000 unless investors have notified Putnam Investor Services of an address change within the preceding 15 days. Unless investors indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption and transfer instructions received by telephone.
              The Telephone Redemption Privilege is not available if there are certificates for investors' shares. The Telephone Redemption Privilege may be modified or terminated without notice.
          *   ADDITIONAL DOCUMENTS.  If investors
             *sell shares with a value of $100,000 or more, *want redemption proceeds sent to an address other than investors' address as it appears on Putnam's records, or
                 *have notified Putnam of a change in address
              within the preceding 15 days,
          the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions.
          Stock power forms are available from investors' financial advisor, Putnam Investor Services and many commercial banks.
              Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.
          * WHEN WILL THE FUND PAY INVESTORS? The Fund generally sends investors payment for investors' shares the business day after investors' request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days as permitted by federal securities laws.
          * REDEMPTION BY THE FUND. If investors own fewer shares than the minimum set by the Trustees
          (presently 20 shares), the Fund may redeem investors' shares without investors' permission and send investors the proceeds. The Fund may also redeem shares if investors own shares more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that applies to both present and future shareholders.
          b.  Repurchase in Japan
              Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to Investor Servicing Agent through the Distributor or the Sales Handling
          Company on a Fund Business Day that is business day of the Distributor in Japan without a contingent deferred sales charge. The repurchase shall be made is integral multiples of 1 shares.
              The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from the Distributor, provided the request is received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Distributor or the Sales Handling Company pursuant to the Account Agreement or, if the Distributor or the Sales Handling Company agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade
          Day.
     (3)  Suspension of Repurchase:
              The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the U.S. Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the U.S. Securities and Exchange Commission for protection of investors.
      (4) Custody of Shares:
              Share certificates shall be held by Shareholders at their own risk.
              The custody of the Share certificates (if issued) representing Shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of Kokusai.
          Certificates of custody for the Shares shall be delivered by the Distributor or the Sales Handling Company to the Japanese Shareholders.
     D.   Miscellaneous:
     (1)  Duration and Liquidation:
              Unless terminated, the Fund shall continue without limitation of time. The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.
     (2)  Accounting Year:
              The accounts of the Fund will be closed each year on September 30.
     (3)  Authorized Shares:
              There is no prescribed authorized number of Shares, and Shares may be issued from time to time.
     (4)  Agreement and Declaration of Trust:
              Originals or copies of the Agreement and Declaration of Trust, as amended, are maintained in the office of the Fund and are made available for public inspection for the Shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston.
              The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Fund or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.
              In Japan, material changes in the Agreement and Declaration of Trust shall be published and sent to the Japanese Shareholders.
      (5) Issue of Warrants, Subscription Rights, etc.:
              The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.
     (6)  How Performance Is Shown:
              FUND ADVERTISEMENTS MAY, FROM TIME TO TIME,
          INCLUDE PERFORMANCE INFORMATION. "Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.
              For purposes of calculating yield, net
          investment income is calculated in accordance with U.S. Securities and Exchange Commission regulations and may differ from net investment income as determined for tax purposes. U.S. Securities and Exchange Commission regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.
              Yield is based on the price of the shares, including the maximum initial sales charge.
              "Total return" for the one-, five- and ten-year periods (or for the life of the Fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used. For the one-year, five-year and ten-year periods ended September 30, 1998, the average annual total return for Class M shares of the Fund was 4.83%, 5.49%, and 7.22%, respectively. Returns for Class M shares reflect the deduction of the current maximum initial sales charge of 3.25% for Class M shares. Returns shown for Class M shares for periods prior to February 6, 1995 are derived from the historical performance of Class A shares, adjusted to reflect both the deduction of the initial sales charge and the higher operating expenses applicable to Class M shares. The 30-day yield for the Class M shares of the Fund for the period ended September 30, 1998 was 5.55%.
              ALL DATA ARE BASED ON PAST INVESTMENT RESULTS
          AND DO NOT PREDICT FUTURE PERFORMANCE. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.
              Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.
(B)  Outline of Disclosure System:
     (1)  Disclosure in U.S.A.:
          (i) Disclosure to shareholders
              In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.
          (ii)Disclosure to the SEC
              The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the Investment Company Act of 1940.
     (2)  Disclosure in Japan:
           a. Disclosure to the Supervisory Authority:
           (i)Disclosure Required under the Securities and Exchange Law
              When the Fund intends to offer the Shares amounting to more than certain specific amount in yen in Japan, it shall submit to the Director of Kanto Local Finance Bureau securities registration statements together with the copies of the Agreement and Declaration of the Fund and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.
              The Distributor or the Sales Handling Company of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statements. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Local Finance Bureau of the Ministry of Finance.

              (ii)Notifications, etc. under the Law
              Concerning Securities Investment Trusts and
              Securities Investment Companies
              If the Investment Management Company conducts the business of offering for sale of shares of the Fund, it must file in advance certain information relating to the Fund with the Commissioner of Financial Supervisory Agent under the Law Concerning Securities Investment Trusts and Securities Investment Companies (the Law No. 198, 1951) (hereinafter referred to the "Investment Trusts Law"). In addition, if the Investment Management Company amends the Agreement and Declaration of Trust of the Fund, it must file in advance such amendment and the details thereof with the Commissioner of Financial Supervisory Agent. Further, the Investment Management Company must prepare the Management Report on the described matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Supervisory Agent.
           b. Disclosure to Japanese Shareholders:
              If the Investment Management Company makes any amendment to the Agreement and Declaration of Trust of the Fund, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver written documents containing the amendment to the shareholders known in Japan. Provided, however, that if the said written documents are delivered to all the shareholders in Japan, the relevant public notice is not required to be given.
              The Japanese Shareholders will be notified of the material facts which would change their position through the Distributor or the Sales Handling Company.
              The above described Management Report on the Fund will be sent to the shareholders known in Japan.
 (C) Restrictions on Transactions with Interested Parties:
          Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Putnam Investment Management, Inc., acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment Management Company, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

4.   INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY
     SHAREHOLDERS, ETC.
 (A) Rights of Shareholders and Procedures for Their Exercise:
          Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Distributor or the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Distributor or the Sales Handling Company exercise their rights on their behalf in accordance with the Account Agreement with t the Distributor or the Sales Handling Company.
          Shareholders in Japan who do not entrust the custody of their Shares to the Distributor or the Sales Handling Company may exercise their rights in accordance with their own arrangement under their own responsibility.
          The major rights enjoyed by Shareholders are as follows:
          (i) Voting rights
              Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.
          (ii)Repurchase rights
              Shareholders are entitled to request repurchase of Shares at their Net Asset Value at any time.
          (iii)    Rights to receive dividends
              Shareholders are entitled to receive any distribution from net investment income monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.
              Shareholders may choose three distribution options, though investors in Japan may only choose the last alternative.
              - Reinvest all distributions in additional shares without a sales charge;
              - Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or
              - Receive all distributions in cash.
          (iv)Right to receive distributions upon dissolution Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.
          (v) Right to inspect accounting books and the like
              Shareholders are entitled to inspect the
          Agreement and Declaration of Trust, the accounting
          books at the discretion of the Court and the minutes of any shareholders' meetings.
          (vi)Right to transfer shares
              Shares are transferable without restriction except as limited by applicable law.
          (vii)    Rights with respect to the U.S.
          registration statement
              If, under the 1933 Act, there is, at the time it became effective, any false statement concerning a material fact in the U.S. registration statement, or any omission of any statement of a material fact required to be stated therein or necessary in order to make the statements made therein not misleading, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustees of the issuer (or any person placed in the same position), any person involved in preparing such Statement or any underwriter of the relevant shares.
 (B) Tax Treatment of Shareholders in Japan:
          The tax treatment of Shareholders in Japan shall be as follows:
     (1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.
          a. The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e.
          withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.
          b. The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Distributor or the Sales Handling Company will prepare a report concerning distributions and file such report with the Japanese tax authorities.
          c.  Net investment returns such as dividends, etc.
          and distributions of short-term net realized capital gain, among distributions on Shares of the Fund, will be, in principle, subject to withholding of U.
          S. federal income tax at the rate of 15% and the amount obtained after such deduction will be paid in Japan.
              Distributions of long-term net realized capital gain will not be subject to withholding of U. S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U. S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.
              The Japanese withholding tax imposed on
          distributions as referred to in a. and b. above will be collected by way of so-called "difference collecting method." In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.
     (2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.
     (3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.
     (4) The Japanese securities transaction tax will not be imposed so far as the transactions concerned are conducted outside Japan. Such tax, however, is applicable to dealers' transactions for their own account and to privately negotiated transactions conducted in Japan.
 (C) Foreign Exchange Control in U.S.A.:
          In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.
 (D) Agent in Japan:
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki 3-chome
          Chiyoda-ku, Tokyo
          The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;
     (1) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and
     (2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.
          The agent for the registration with the Director of Kanto Local Finance Bureau of the Ministry of Finance of the initial public offering concerned as well as for the continuous disclosure is each of the following persons:
          Harume Nakano
          Ken Miura
          Attorneys-at-law
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki, 3-chome
          Chiyoda-ku, Tokyo
     (E)  Jurisdiction:
          Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:
          Tokyo District Court
          1-4, Kasumigaseki 1-chome
          Chiyoda-ku, Tokyo





5.   STATUS OF INVESTMENT FUND
(A)  Diversification of Investment Portfolio
                                               (As of January 31, 1999)
                                     Name of                          Investment
Types of Assets                      Country       Total U.S. Dollar  Ratio(%)

U.S. Government Agency               United States    3,027,950,270     85.66
Mortgages

U.S. Treasury Obligations            United States      308,616,448      8.73

Cash, Deposit, and Other Assets                         198,104,920      5.60
(After deduction of liabilities)

Total                                                 3,534,671,638    100.00
(Net Asset Value)                              (yen411,259 million)

    Note:Investment ratio is calculated by dividing each asset at its market value by the total Net Asset
          Value of the Fund.  The same applies hereinafter.

 (B) Results of Past Operations
 (1) Record of Changes in Net Assets (Class M Shares)
          Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of January 1999 is as follows:

                        Total Net Asset Value          Net Asset Value per Share
                        Dollar       Yen
                        (thousands)  (millions)        Dollar            Yen

1st Fiscal Year         2,609        304               12.96             1,508
(September 30, 1995)
2nd Fiscal Year         6,116        712               12.63             1,470
(September 30, 1996)
3rd Fiscal Year         7,850        913               13.00             1,513
(September 30, 1997)
4th Fiscal Year       163,076     18,974               13.25             1,542
(September 30, 1998)
1998 End of February  178,538     20,773               13.06             1,520
            March     192,135     22,355               13.03             1,516
            April     201,942     23,496               13.05             1,518
            May       197,107     22,933               13.08             1,522
            June      185,874     21,626               13.07             1,521
            July      175,798     20,454               13.04             1,517
            August    169,907     19,769               13.11             1,525
            September 163,076     18,974               13.25             1,542
            October   162,507     18,908               13.15             1,530
            November  157,969     18,380               13.12             1,527
            December  159,194     18,522               13.10             1,524
1999 End of January   156,613     18,222               13.11             1,525
(Note)    Operations of Class M Shares were commenced on
     February 6, 1995.

 (2)  Record of Distributions Paid

                                          Amount of Dividend paid
Period                                            per share

1st Fiscal Year (2/6/95-9/30/95)           $0.60          (yen69.81)
2nd Fiscal Year (10/1/95-9/30/96)          $0.83          (yen96.57)
3rd Fiscal Year (10/1/96-9/30/97)          $0.78          (yen90.75)
4th Fiscal Year (10/1/97-9/30/98)          $0.80          (yen93.08)

          (Note)    Record of distribution paid during the
          period from January 1997 through January 1999 are as follows:

Ex-dividend Date                 Dividend             NAV per Share
                                 Dollar               Dollar

1997 January 8                   0.064                12.73
     February 7                  0.065                12.82
     March 7                     0.065                12.75
     April 8                     0.064                12.57
     May 12                      0.064                12.73
     June 10                     0.066                12.78
     July 11                     0.066                12.90
     August 11                   0.067                12.85
     September 10                0.066                12.86
     October 10                  0.066                12.93
     November 10                 0.067                12.96
     December 10                 0.070                13.01
1998 January 12                  0.068                13.12
     February 10                 0.067                13.03
     March 10                    0.067                13.01
     April 13                    0.066                12.99
     May 11                      0.066                12.97
     June 10                     0.066                13.04
     July 10                     0.066                13.03
     August 10                   0.066                13.01
     September 11                0.066                13.10
     October 12                  0.066                13.08
     November 10                 0.066                13.02
     December 10                 0.066                13.08
1999 January 11                  0.066                13.01

(C)  Record of Sales and Repurchases
     Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of such fiscal years are as follows:

                    Number of      Number of      Number of
                   Shares Sold      Shares       Outstanding
                                  Repurchased      Shares
    1st Fiscal       217,478        16,150         201,328
    Year                (0)           (0)            (0)
    (2/6/95-9/30/95)
    2nd Fiscal       509,261        226,315        484,274
    Year                (0)           (0)            (0)
    (10/1/95-9/30/96)
    3rd Fiscal       702,884        583,426        603,732
    Year                (0)           (0)            (0)
    (10/1/96-9/30/97)
    4th Fiscal      19,422,018     7,720,736     12,305,014
    Year           (18,344,600)   (7,230,200)   (11,114,400)
    (10/1/97-9/30/98)

Note:    The number of Shares sold, repurchased and
     outstanding in the parentheses represents those sold, repurchased and outstanding in Japan. The Shares have been sold in Japan since December 4, 1997.
                    II. OUTLINE OF THE FUND
1.   Fund
(A)  Law of Place of Incorporation
          The Fund is a Massachusetts business trust organized in Massachusetts, U.S.A. on November 1, 1983.
          Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.
          The Fund is an open-end, diversified management company under the Investment Company Act of 1940.
(B)  Outline of the Supervisory Authority
          Refer to I - l (B) Outline of the Supervisory
     Authority.
(C)  Purpose of the Fund
          The purpose of the Fund is to provide investors a managed investment primarily in securities, debt instruments and other instruments and rights of a financial character.
(D)  History of the Fund
            November 1, 1983: Organization of the Fund as a
                              Massachusetts business trust.
                              Adoption of the Agreement and
                              Declaration of Trust.
            January 10, 1992: Adoption of the Amended and
                              Restated Agreement and
                              Declaration of Trust.
(E)  Amount of Capital Stock
          Not applicable.
(F)  Structure of the management of the Fund
          The Trustees are responsible for generally
     overseeing the conduct of the Fund's business. The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry
     out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A
     Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.
          The Trustees of the Fund are authorized by the Agreement and Declaration of Trust to issue shares of the Fund in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or
     relative rights and privileges as the Trustees may
     determine.
          Under the Agreement and Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment adviser, to the extent provided therein (iv) with respect to any termination of the Fund, to the extent provided therein (v) with respect to certain amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class
     action on behalf of the Fund or the shareholders, and
     (vii) with respect to such additional matters relating to the Fund as may be required by the Agreement and Declaration of Trust, the Bylaws of the Fund, or any registration of the Fund with the U.S. Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Fund.
          On any matter submitted to a vote of shareholders,
     all shares of the Fund then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the Investment Company Act of 1940, as amended, or when the Trustees hall have determined that the matter affects one or more series or classes of shares materially differently, share are voted by individual series or
     class; and (2) when the Trustees have determined that the matter affects on the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting.
          Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the
     Trustees are authorized to fix record dates, which may
     not be more then 90 days before the date of any meeting
     of shareholders or more than 60 days before the date of payment of any dividend or other distribution.
          The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Fund. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Fund, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any
     meeting of the Trustees, or by one or more writings
     signed by such a majority.
          Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.
          At any meeting of Trustees, a majority of the
     Trustees then in office shall constitute a quorum.
     Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.
          Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.
          The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Fund under the circumstances and on the terms specified therein.
          The Fund may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of
     such series.
          The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Fund, and is qualified in its entirety by reference to each of those documents.
(G)  Information Concerning Major Shareholders
          Not applicable.
(H)  Information Concerning Directors, Officers and Employees
     (1) Trustees and Officers of the Fund
     (as of January 31, 1999)
                                                       Shares
     Name       Office and           Resume            Owned
                   Title
George Putnam  Chairman and  present: Chairman and    11,656.338
               President           Director of
                                   Putnam Investment
                                   Management and
                                   Putnam Mutual
                                   Funds Corp.
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
William F.     Vice          present: Professor
Pounds         Chairman            Emeritus of        1,396.573
                                   Management,
                                   Alfred P. Sloan
                                   School of
                                   Management,
                                   Massachusetts
                                   Institute of
                                   Technology
John A. Hill   Vice          present: Chairman and
               Chairman            Managing           511.118
                                   Director, First
                                   Reserve
                                   Corporation
Jameson Adkins Trustee       present: President,
Baxter                             Baxter             138.319
                                   Associates, Inc.
Hans H. Estin  Trustee       present: Vice Chairman,
                                   North American     191.003
                                   Management Corp.
Ronald J.      Trustee       present: Former
Jackson                            Chairman,          138.569
                                   President and
                                   Chief Executive
                                   Officer of Fisher-
                                   Price, Inc.,
                                   Trustee of Salem
                                   Hospital and the
                                   Peabody Essex
                                   Museum
Paul. L.       Trustee       present: Professor
Joskow                             Emeritus of        121.611
                                   Economics and
                                   Management and
                                   former Chairman
                                   of the Department
                                   of Economics at
                                   the Massachusetts
                                   Institute of
                                   Technology,
                                   Director, New
                                   England Electric
                                   System, State
                                   Farm Indemnity
                                   Company and
                                   Whitehead
                                   Institute for
                                   Biomedical
                                   Research
Elizabeth T.   Trustee       present: President
Kennan                             Emeritus and       473.202
                                   Professor, Mount
                                   Holyoke College
Lawrence J.    Trustee and   present: President,
Lasser         Vice                Chief Executive    157.340
               President           Officer and
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
John H.        Trustee       present: Chairman and
Mullin, III                        Chief Executive    413.114
                                   Officer of
                                   Ridgeway Farm,
                                   Director of ACX
                                   Technologies,
                                   Inc., Alex. Brown
                                   Realty, Inc., and
                                   The Liberty
                                   Corporation
Robert E.      Trustee       present: President and
Patterson                          Trustee of Cabot   999.345
                                   Industrial Trust
                                   and Trustee of
                                   SEA Education
                                   Association
Donald S.      Trustee       present: Director of
Perkins                            various            1,177.385
                                   corporations,
                                   including Cummins
                                   Engine Company,
                                   Lucent
                                   Technologies,
                                   Inc., Nanophase
                                   Technologies,
                                   Inc. and Springs
                                   Industries, Inc.
George Putnam, Trustee       present: President, New
III                                Generation         2,000.268
                                   Research, Inc.
A.J.C. Smith   Trustee       present: Chairman and
                                   Chief Executive    717.196
                                   Officer, Marsh &
                                   McLennan
                                   Companies, Inc.
W. Thomas      Trustee       present: President and
Stephens                           Chief Executive    109.474
                                   Officer of
                                   Macmillan Bloedel
                                   Ltd., Director of
                                   Mail-well Inc.,
                                   Qwest
                                   Communications,
                                   The Eagle Picher
                                   Trust and New
                                   Century Energies
W. Nicholas    Trustee       present: Director of
Thorndike                          various            157.340
                                   corporations and
                                   charitable
                                   organizations,
                                   including Data
                                   General
                                   Corporation,
                                   Bradley Real
                                   Estate, Inc. and
                                   Providence
                                   Journal Co.
                                   Trustee of Cabot
                                   Industrial Trust,
                                   Massachusetts
                                   General Hospital
                                   and Eastern
                                   Utilities
                                   Associations
Charles E.     Executive     present: Managing            0
Porter         Vice                Director of
               President           Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management
Patricia C.    Senior Vice   present: Senior Vice         0
Flaherty       President           President of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management
Richard A.     Vice          present: Managing            0
Monaghan       President           Director of
                                   Putnam
                                   Investments,
                                   Inc., Putnam
                                   Investment
                                   Management and
                                   Putnam Mutual
                                   Funds Corp.
Ian C.         Vice          present:  Senior             0
Ferguson       President           Managing Director
                                   of Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management
Gordon H.      Vice          present: Director and        0
Silver         President           Senior Managing
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management
John D. Hughes Senior Vice   present  Senior Vice         0
               President           President of
               and                 Putnam Investment
               Treasurer           Management
Beverly Marcus Clerk and           N/A                    0
               Assistant
               Treasurer
John R. Verani Vice          present: Senior Vice         0
               President           President of
                                   Putnam
                                   Investment, Inc.
                                   and Putnam
                                   Investment
                                   Management
Michael        Vice          present:  Managing           0
Martino        President           Director of
                                   Putnam
                                   Investments, Inc.
Kevin M.       Vice          present: Managing            0
Cronin         President           Director of
                                   Putnam
                                   Investments, Inc.
Edward H.      Vice          present:  Managing           0
D'Alelio       President           Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management

     (2) Employees of the Fund
          The Fund does not have any employees.
(I)  Description of Business and Outline of Operation
          The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.
(J)  Miscellaneous
     (1)  Changes of Trustees and Officers
              Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.
     (2) Amendment to the Agreement and Declaration of Trust Generally, approval of shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.
      (3) Litigation and Other Significant Events
              Nothing which has or which would have a material adverse effect on the Fund has occurred which is required to be disclosed and has not been disclosed. The fiscal year end of the Fund is September 30.
          The Fund is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2.   Putnam Investment Management, Inc. (Investment Management
     Company)
 (A) Law of Place of Incorporation
          Putnam is incorporated under the General Corporation Law of The Commonwealth of Massachusetts, U.S.A. Its investment advisory business is regulated under the Investment Advisers Act of 1940.
          Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the SEC.
 (B)      Outline of the Supervisory Authority
          Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940.
 (C) Purpose of the Company
          Investment Management Company's sole business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.
 (D) History of the Company
          Investment Management Company is one of America's oldest and largest money management firms. Investment Management Company's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. Investment Management Company has been managing mutual funds since 1937.
     Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with over $228 .45 billion in assets in over 9 million shareholder accounts at January 31, 1999. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds.
          Putnam Investment Management Inc., Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is located at One Post Office Square, Boston, Massachusetts 02109 and except for a minority stake owned by employees, is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.
 (E) Amount of Capital Stock  $462,028,873  (as of January 31,
     1999)

     1. Amount of Capital (issued capital stock at par value):
          Common Stock 1,000 shares at $1 par value

     2.   Number of authorized shares of capital stock:
          Common Stock 1,000 shares

     3.   Number of outstanding shares of capital stock:
          Common Stock 1,000 shares

     4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

              Year            Amount of Capital
                            (Total Stockholders'
                                   Equity)

          End of 1994            $48,149,491
          End of 1995            $45,521,351
          End of 1996            $45,817,658
          End of 1997            $48,617,160
          End of 1998           $425,782,007

 (F) Structure of the Management of the Company
          Investment Management Company is ultimately managed
     by its Board of Directors, which is elected by its
     shareholders.
          Each fund managed by Investment Management Company
     is managed by one or more portfolio managers.  These
     managers, in coordination with analysts who research
     specific securities and other members of the relevant investment group (in the case of the Fund, Investment Management Company's Fixed Income Investments Group),
     provide a continuous investment program for the Fund and
     place all orders for the purchase and sale of portfolio
     securities.
          The investment performance and portfolio of each
     Fund is overseen by its Board of Trustees, a majority of
     whom are not affiliated with Investment Management
     Company.  The Trustees meet 11 times a year and review
     the performance of each fund with its manager at least
     quarterly.
          In selecting portfolio securities for the Fund, Investment Management Company looks for securities that represent attractive values based on careful issue-by-
     issue credit analysis and hundreds of onsite visits and
     other contacts with issuers every year.  Investment
     Management Company is one of the largest managers of high yield and other debt securities in the United States.
          The following officer of Investment Management
     Company has had primary responsibility for the day-to-day management of the Fund's portfolio since the years stated below. Their experience as portfolio managers or investment advisors at least the last five years is also
     shown:
                                       (as of January 31,1999)
    Manager                          Experience
Kevin M. Cronin -1998     Employed by Putnam Management since 1997.
    Managing              Prior to February 1997, Mr. Cronin was
   Director               employed at MFS Investment Management.

Michael Martino 1994      Employed by Putnam Management since January
    Managing              1994.
   Director

(G) Information Concerning Major Stockholders
          As of January 31, 1999, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc. See subsection D above.

(H)  Information Concerning Officers and Employees
          The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:

      List of Officers and Directors of Putnam Investment Management, Inc.

  List of Officers and Directors of Putnam Investment Management, Inc.
                                              (as at January 31, 1999)
                     Position
                     with Putnam
          Name       Investment    Other Business Affiliation
                     Management,
                     Inc.

1   Putnam, George   Chairman     Director of Putnam Mutual
                                  Funds Corp.
2   Lasser, Lawrence President
    J.               and
                     Director
3   Silver, Gordon   Director     Director of Putnam
    H.               and Senior   Fiduciary Trust Company and
                     Managing     Senior Managing Director of
                     Director     Putnam Mutual Funds Corp.
4   Burke, Robert W. Senior       Senior Managing Director of
                     Managing     Putnam Mutual Funds Corp.
                     Director
5   Coburn, Gary N.  Senior
                     Managing
                     Director
6   Collman,         Senior       Senior Managing Director of
    Kathleen M.      Managing     Putnam Mutual Funds Corp.
                     Director
7   Ferguson, Ian C. Senior
                     Managing
                     Director
8   Regan, Anthony   Senior
    W.               Managing
                     Director
9   Spiegel, Steven  Senior       Senior Managing Director of
                     Managing     Putnam Mutual Funds Corp.
                     Director
10  Anderson, Blake  Managing
    E.               Director
11  Antill, Jennifer Managing
                     Director
12  Beck, Robert R.  Managing
                     Director
13  Browchuk, Brett  Managing
                     Director
14  Cassaro, Joseph  Managing
    A.               Director
15  Cotner, C. Beth  Managing
                     Director
16  Cronin, Kevin M. Managing     Managing Director of Putnam
                     Director     Fiduciary Trust Company
17  D'Alelio, Edward Managing
    H.               Director
18  Daly, Kenneth L. Managing     Managing Director of Putnam
                     Director     Mutual Funds Corp.
19  DeTore, John A.  Managing     Managing Director of Putnam
                     Director     Fiduciary Trust Company
20  Durgarian,       Managing     Director and Managing
    Karnig H.        Director     Director of Putnam
                     and Chief    Fiduciary Trust Company
                     Financial
                     Officer
21  Esteves, Irene   Managing     Treasurer of Putnam
    M.               Director     Fiduciary Trust Company
                     and Chief
                     Financial
                     Officer
22  Gillis, Roland   Managing
                     Director
23  Haslett, Thomas  Managing
    R.               Director
24  Hurley, William  Managing     Managing Director and CFO
    J.               Director     of Putnam Mutual Funds
                                  Corp.
25  Jacobs, Jerome   Managing
    J.               Director
26  Joseph, Joseph   Managing
    P.               Director
27  Kamshad, Omid    Managing
                     Director
28  King, David L.   Managing     Managing Director of Putnam
                     Director     Mutual Funds Corp.
29  Kohli, D.        Managing
    William          Director
30  Kreisel, Anthony Managing
    I.               Director
31  Kuenstner,       Managing
    Deborah F.       Director
32  Landes, William  Managing
    J.               Director
33  Leichter,        Managing
    Jennifer         Director
34  Maloney, Kevin   Managing
    J.               Director
35  Martino, Michael Managing     Managing Director of Putnam
                     Director     Fiduciary Trust Company
36  Maxwell, Scott   Managing
    M.               Director
37  McGue, William   Managing
    F.               Director
38  McMullen, Carol  Managing
    C.               Director
39  Mcmani, Krisha   Managing
                     Director
40  Miller, Daniel   Managing
    L.               Director
41  Morgan Jr., John Managing     Managing Director of Putnam
    J.               Director     Fiduciary Trust Company

42  Oristaglio,      Managing
    Stephen          Director
43  Peacher, Stephen Managing
    C.               Director
44  Porter, Charles  Managing
    E.               Director
45  Reilly, Thomas   Managing
    V.               Director
46  Schultz,         Managing     Managing Director of Putnam
    Mitchell D.      Director     Mutual Funds Corp.
47  Scott, Justin M. Managing     Managing Director of Putnam
                     Director     Fiduciary Trust Company
48  Shadek Jr.,      Managing     Managing Director of Putnam
    Edward T.        Director     Fiduciary Trust Company
49  Starr, Loren     Managing     Managing Director of Putnam
                     Director     Mutual Funds Corp.
50  Swift, Robert    Managing
                     Director
51  Talanian, John   Managing     Managing Director of Putnam
    C.               Director     Mutual Funds Corp.
52  Tibbetts,        Managing     Managing Director of Putnam
    Richard B.       Director     Mutual Funds Corp.
53  Waldman, David   Managing
    L.               Director
54  Wetlaufer, Eric  Managing
                     Director
55  Woolverton,      Managing     Managing Director of Putnam
    William H.       Director     Mutual Funds Corp.
56  Zieff, William   Managing
    E.               Director
57  Arends, Michael  Senior Vice  Senior Vice President of
    K.               President    Putnam Mutual Funds Corp.
58  Asher, Steven E. Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
                                  and Senior Vice President
                                  of Putnam Fiduciary Trust
                                  Company
59  Atkin, Michael   Senior Vice
    J.               President
60  Attridge, Gail   Senior Vice  Senior Vice President of
    S.               President    Putnam Fiduciary Trust
                                  Company
61  Augustine,       Senior Vice
    Jeffrey B.       President
62  Bakshi, Manjit   Senior Vice
    S.               President
63  Bamford, Dolores Senior Vice
    Snyder           President
64  Baumbach, Robert Senior Vice
    K.               President
65  Berka, Sharon A. Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
66  Block, Richard   Senior Vice
    L.               President
67  Boselli, John A. Senior Vice
                     President
68  Bousa, Edward P. Senior Vice
                     President
69  Bresnahan,       Senior Vice  Senior Vice President of
    Leslee R.        President    Putnam Mutual Funds Corp.
70  Burke, Andrea    Senior Vice
                     President
71  Burns, Cheryl A. Senior Vice
                     President
72  Byrne, Joshua L. Senior Vice
                     President
73  Callahan, Ellen  Senior Vice
    S.               President
74  Carlson, David   Senior Vice
    G.               President
75  Chrostowski,     Senior Vice  Senior Vice President of
    Louis F.         President    Putnam Mutual Funds Corp.
76  Curran, Peter J. Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
77  Dalferro, John   Senior Vice
    R.               President
78  Derbyshire,      Senior Vice
    Ralph C.         President
79  England, Richard Senior Vice
    B.               President
80  Farrell, Deborah Senior Vice  Senior Vice President of
    S.               President    Putnam Mutual Funds Corp.
81  Finch, Edward R. Senior Vice
                     President
82  Flaherty,        Senior Vice  Senior Vice President of
    Patricia C.      President    Putnam Mutual Funds Corp.
83  Fontana, Forrest Senior Vice
    N.               President
84  Francis,         Senior Vice
    Jonathan H.      President
85  Frost, Karen T.  Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
86  Frucci, Richard  Senior Vice  Senior Vice President of
    M.               President    Putnam Fiduciary Trust
                                  Company
87  Fullerton, Brian Senior Vice  Senior Vice President of
    J.               President    Putnam Mutual Funds Corp.
88  Grant, Peter J.  Senior Vice  Senior Vice President of
                     President    Putnam Fiduciary Trust
                                  Company
89  Graviere,        Senior Vice
    Patrice          President
90  Grim, Daniel J.  Senior Vice
                     President
91  Haagensen, Paul  Senior Vice
    E.               President
92  Hadden, Peter J. Senior Vice
                     President
93  Halperin,        Senior Vice
    Matthew C.       President
94  Healey, Deborah  Senior Vice
    R.               President
95  Holding, Pamela  Senior Vice
                     President
96  Hotchkiss,       Senior Vice
    Michael F.       President
97  Kaufman, Jeffrey Senior Vice
                     President
98  Kay, Karen R.    Senior Vice  Clerk, Director and Senior
                     President    Vice President of Putnam
                                  Fiduciary Trust Company and
                                  Senior Vice President of
                                  Putnam Mutual Funds Corp.
99  Kirson, Steven   Senior Vice
    L.               President
100 Knight, Jeffrey  Senior Vice
    L.               President
102 Koontz, Jill A.  Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
103 Korn, Karen R.   Senior Vice
                     President
104 Lannum III,      Senior Vice
    Coleman N.       President
105 Lindsey, Jeffrey Senior Vice
    R.               President
106 Lomba, Rufino R. Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
107 MacElwee, Jones, Senior Vice
    Elizabeth M.     President
108 Madore, Robert   Senior Vice  Senior Vice President of
    A.               President    Putnam Fiduciary Trust
                                  Company
109 Malloy, Julie M. Senior Vice
                     President
110 Marrkand, Paul   Senior Vice
    E.               President
111 Matteis, Andrew  Senior Vice
    S.               President
112 McDonald,        Senior Vice
    Richard E.       President
113 Meehan, Thalia   Senior Vice
                     President
114 Mehta, Sandeep   Senior Vice
                     President
115 Miller, William  Senior Vice
    H.               President
116 Mockard, Jeanne  Senior Vice
    L.               President
117 Morgan, Kelly A. Senior Vice
                     President
118 Mufson, Michael  Senior Vice
    J.               President
119 Mullen, Donald   Senior Vice  Senior Vice President of
    E.               President    Putnam Mutual Funds Corp.
120 Mullin, Hugh H.  Senior Vice
                     President
121 Netols, Jeffrey  Senior Vice  Senior Vice President of
    W.               President    Putnam Fiduciary Trust
                                  Company
122 Oler, Stephen S. Senior Vice
                     President
123 Paine, Robert M. Senior Vice
                     President
124 Parker, Margery  Senior Vice
    C.               President
125 Perry, William   Senior Vice
                     President
126 Peters, Carmel   Senior Vice
                     President
127 Petralia,        Senior Vice  Senior Vice President of
    Randolph S.      President    Putnam Mutual Funds Corp.
128 Plapinger, Keith Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
129 Pohl, Charles G. Senior Vice
                     President
130 Pollard, Mark D. Senior Vice
                     President
131 Prusko, James M. Senior Vice  Senior Vice President of
                     President    Putnam Fiduciary Trust
                                  Company
132 Quistberg, Paul  Senior Vice
    T.               President
133 Ray, Christopher Senior Vice
    A.               President
134 Reeves, William  Senior Vice
    H.               President
135 Rogers, Kevin J. Senior Vice
                     President
136 Ruys de Perez,   Senior Vice  Senior Vice President of
    Charles A.       President    Putnam Fiduciary Trust
                                  Company and Senior Vice
                                  President of Putnam Mutual
                                  Funds Corp.
137 Santos, David J. Senior Vice  Senior Vice President of
                     President    Putnam Fiduciary Trust
                                  Company
138 Santosus,        Senior Vice
    Anthony C.       President
139 Schwister, Jay   Senior Vice  Senior Vice President of
    E.               President    Putnam Fiduciary Trust
                                  Company
140 Scordato,        Senior Vice  Senior Vice President of
    Christine A.     President    Putnam Mutual Funds Corp.
141 Sievert, Jean I. Senior Vice
                     President
142 Simon, Sheldon   Senior Vice
    N.               President
143 Simozar, Saied   Senior Vice
                     President
144 Smith Jr., Leo   Senior Vice
    J.               President
145 Smith, Margaret  Senior Vice
    D.               President
146 Spatz, Erin J.   Senior Vice
                     President
147 Stack, Michael   Senior Vice  Senior Vice President of
    P.               President    Putnam Mutual Funds Corp.
148 Stairs, George   Senior Vice
    W.               President
149 Strumpf, Casey   Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
150 Sugimoto,        Senior Vice  Senior Vice President of
    Toshifumi        President    Putnam Mutual Funds Corp.
151 Sullivan, Roger  Senior Vice
    R.               President
152 Svensson, Lisa   Senior Vice
    H.               President
153 Swanberg,        Senior Vice
    Charles H.       President
154 Thomsen,         Senior Vice  Senior Vice President of
    Rosemary H.      President    Putnam Fiduciary Trust
                                  Company
155 Troped, Bonnie   Senior Vice  Senior Vice President of
    L.               President    Putnam Mutual Funds Corp.
156 Verani, John R.  Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
157 Walsh, Francis   Senior Vice
    P.               President
158 Warren, Paul C.  Senior Vice
                     President
159 Weinstein,       Senior Vice
    Michael R.       President
160 Weiss, Manuel    Senior Vice
                     President
161 Whalen, Edward   Senior Vice  Senior Vice President of
    F.               President    Putnam Mutual Funds Corp.
162 Wheeler, Diane   Senior Vice
    D.F.             President
163 Wyke, Richard P. Senior Vice
                     President
164 Yogg, Michael R. Senior Vice
                     President
165 Zukowski, Gerald Senior Vice
    S.               President


(I) Summary of Business Lines and Business Operation Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of January 1999, Investment Management Company managed, advised, and/or administered the following 113 funds and fund portfolios (having an aggregate net asset value of approximately $228.45 billion):


                Name            Month/Date  Principal   Total     Net
                                /Year       Characteri  Net       Asset
                                Established stics       Asset     Value
                                  hed                   Value     per
                                                        ($        share
                                                         million) ($)

 1  The George Putnam Fund of    11/5/37  Open/Equity  3822.28  18.22
   Boston; A
 2  The George Putnam Fund of     32256   Open/Equity  1494.05  18.06
   Boston; B
 3  The George Putnam Fund of     33207   Open/Equity   284.64  18.06
   Boston; M
 4  The George Putnam Fund of     32873   Open/Equity   535.50  18.25
   Boston; Y
 5  Putnam American Government    29645   Open/Bond   1450.70   9.00
   Income Fund; A
 6  Putnam American Government    33012   Open/Bond    104.51   8.97
   Income Fund; B
 7  Putnam American Government    33282   Open/Bond      4.05   9.02
   Income Fund; M
 8  Putnam Asia Pacific Growth    31827   Open/Equity   121.94   9.13
   Fund; A
 9  Putnam Asia Pacific Growth    32659   Open/Equity   113.32   8.97
   Fund; B
10  Putnam Asia Pacific Growth    33269   Open/Equity     6.74   9.06
   Fund; M
11  Putnam Asia Pacific Fund II   34415   Open/Equity     1.91   7.35

12  Putnam Asset Allocation:      32910   Open/Balan  1025.18  12.25
   Balanced Portfolio; A                 ced
13  Putnam Asset Allocation:      32914   Open/Balan   564.75  12.18
   Balanced Portfolio; B                 ced
14  Putnam Asset Allocation:      33116   Open/Balan   113.13  12.11
   Balanced Portfolio; C                 ced
15  Putnam Asset Allocation:      33274   Open/Balan    67.22  12.22
   Balanced Portfolio; M                 ced
16  Putnam Asset Allocation:      33067   Open/Balan   282.75  12.26
   Balanced Portfolio; Y                 ced
17  Putnam Asset Allocation :     32910   Open/Balan   412.34  10.56
   Conservative Portfolio; A             ced
18  Putnam Asset Allocation :     32921   Open/Balan   183.22  10.52
   Conservative Portfolio; B             ced
19  Putnam Asset Allocation :     33116   Open/Balan    55.99  10.49
   Conservative Portfolio; C             ced
20  Putnam Asset Allocation :     33275   Open/Balan    22.47  10.53
   Conservative Portfolio; M             ced
21  Putnam Asset Allocation :     33067   Open/Balan    47.22  10.57
   Conservative Portfolio; Y             ced
22  Putnam Asset Allocation:      32911   Open/Balan   752.65  13.98
   Growth Portfolio; A                   ced
23  Putnam Asset Allocation:      32919   Open/Balan   472.51  13.82
   Growth Portfolio; B                   ced
24  Putnam Asset Allocation:      33116   Open/Balan   106.97  13.72
   Growth Portfolio; C                   ced
25  Putnam Asset Allocation:      33269   Open/Balan    63.25  13.83
   Growth Portfolio; M                   ced
26  Putnam Asset Allocation:      33067   Open/Balan   264.53  14.05
   Growth Portfolio; Y                   ced
27  Putnam Arizona Tax Exempt     31806   Open/Bond    116.52   9.44
   Income Fund; A
28  Putnam Arizona Tax Exempt     32703   Open/Bond     34.14   9.42
   Income Fund; B
29  Putnam Arizona Tax Exempt     33421   Open/Bond      0.51   9.47
   Income Fund; M
30  Putnam Balanced Fund          33512   Open/Balan     3.79  12.52
                                        ced
31  Putnam Balanced Retirement    29694   Open/Balan   669.77  10.90
   Fund; A                               ced
32  Putnam Balanced Retirement    32904   Open/Balan   170.31  10.81
   Fund; B                               ced
33  Putnam Balanced Retirement    33313   Open/Balan    13.73  10.85
   Fund; M                               ced
34  Putnam California             32473   Closed/Bon    72.55  15.75
   Investment Grade Municipal            d
   Trust
35  Putnam California Tax         28973   Open/Bond   3077.11   8.85
   Exempt Income Fund; A
36  Putnam California Tax         32511   Open/Bond    661.65   8.85
   Exempt Income Fund; B
37  Putnam California Tax         33282   Open/Bond     21.18   8.84
   Exempt Income Fund; M
38  Putnam California Tax         30614   Open/Bond     32.86   1.00
   Exempt Money Market Fund
39  Putnam Capital                32724   Open/Equit    53.71   8.02
   Opportunities Fund; A                 y
40  Putnam Capital                33178   Open/Equit    73.48   8.01
   Opportunities Fund; B                 y
41  Putnam Capital                33624   Open/Equit     4.72   8.02
   Opportunities Fund; M                 y
42  Putnam Capital Appreciation   32724   Open/Equit  1539.13  23.23
   Fund; A                               y
43  Putnam Capital Appreciation   33178   Open/Equit  1711.08  22.98
   Fund; B                               y
44  Putnam Capital Appreciation   33624   Open/Equit   113.99  23.02
   Fund; M                               y
45  Putnam Convertible            33417   Closed/Bon    87.46  23.56
   Opportunity and Income                d
   Trust
46  Putnam Convertible Income-   6/29/72  Open/Balan  1064.98  19.89
   Growth Trust; A                       ced
47  Putnam Convertible Income-    32703   Open/Balan   303.47  19.67
   Growth Trust; B                       ced
48  Putnam Convertible Income-    33309   Open/Balan    18.38  19.77
   Growth Trust; M                       ced
49  Putnam Diversified Equity     33054   Open/Equit   316.36  14.15
   Trust; A                              y
50  Putnam Diversified Equity     33055   Open/Equit   395.36  13.92
   Trust; B                              y
51  Putnam Diversified Equity     33421   Open/Equit    30.68  14.00
   Trust; M                              y
52  Putnam Dividend Income Fund   31317   Closed/Bon   124.74  11.52
                                        d
53  Putnam Diversified Income     30957   Open/Bond   1827.83  11.51
   Trust; A
54  Putnam Diversified Income     32567   Open/Bond   2081.29  11.46
   Trust; B
55  Putnam Diversified Income     33207   Open/Bond   1040.00  11.47
   Trust; M
56  Putnam Diversified Income     33795   Open/Bond     15.62  11.52
   Trust ; Y
57  Putnam Emerging Markets       33512   Open/Equit    34.89   7.00
   Fund; A                               y
58  Putnam Emerging Markets       33512   Open/Equit    25.05   6.96
   Fund; B                               y
59  Putnam Emerging Markets       33512   Open/Equit     2.07   6.98
   Fund; M                               y
60  Putnam Equity Fund 98         34332   Open/Equit     6.11  11.44
                                        y
61  Putnam Equity Income Fund;    26829   Open/Balan  1141.35  15.76
   A                                     ced
62  Putnam Equity Income Fund;    32763   Open/Balan   658.14  15.66
   B                                     ced
63  Putnam Equity Income Fund;    33208   Open/Balan    62.37  15.67
   M                                     ced
64  Putnam Europe Growth Fund;    31661   Open/Equit   934.77  22.17
   A                                     y
65  Putnam Europe Growth Fund;    32904   Open/Equit   817.49  21.65
   B                                     y
66  Putnam Europe Growth Fund;    33207   Open/Equit   140.92  21.97
   M                                     y
67  Putnam Florida Tax Exempt     31647   Open/Bond    246.49   9.57
   Income Fund; A
68  Putnam Florida Tax Exempt     32511   Open/Bond     82.48   9.57
   Income Fund; B
69  Putnam Florida Tax Exempt     33358   Open/Bond      1.85   9.56
   Income Fund; M
70  Putnam Global Natural         27964   Open/Equit   153.56  15.09
   Resources Fund; A                     y
71  Putnam Global Natural         32904   Open/Equit   106.74  14.88
   Resources Fund; B                     y
72  Putnam Global Natural         33421   Open/Equit     5.49  15.02
   Resources Fund; M                     y
73  Putnam Global Equity Fund     34459   Open/Equit     3.18  12.23
                                        y
74  Putnam Global Growth and      33240   Open/Equit    27.08  13.10
   Income Fund; A                        y
75  Putnam Global Growth and      33240   Open/Equit    20.91  13.02
   Income Fund; B                        y
76  Putnam Global Growth and      33240   Open/Equit     2.23  13.05
   Income Fund; M                        y
77  Putnam Global Governmental    30467   Open/Bond    249.00  12.99
   Income Trust; A
78  Putnam Global Governmental    32904   Open/Bond     36.72  12.95
   Income Trust; B
79  Putnam Global Governmental    33313   Open/Bond    226.30  12.93
   Income Trust; M
80  Putnam Global Growth Fund;    9/1/67  Open/Equit  3487.37  12.97
   A                                     y
81  Putnam Global Growth Fund;    32259   Open/Equit  2051.12  12.49
   B                                     y
82  Putnam Global Growth Fund;    33297   Open/Equit    64.86  12.88
   M                                     y
83  Putnam Global Growth Fund;    33038   Open/Equit    88.13  13.17
   Y                                     y
84  Putnam Growth and Income      33242   Open/Balan  1287.76  14.21
   Fund II; A                            ced
85  Putnam Growth and Income      33242   Open/Balan  1529.73  14.09
   Fund II; B                            ced
86  Putnam Growth and Income      33242   Open/Balan   173.67  14.14
   Fund II; M                            ced
87  The Putnam Fund for Growth   11/6/57  Open/Balan  21088.8  20.82
   and Income; A                         ced               4
88  The Putnam Fund for Growth    32259   Open/Balan  16364.5  20.54
   and Income; B                         ced               9
89  The Putnam Fund for Growth    33358   Open/Balan   464.75  20.69
   and Income; M                         ced
90  The Putnam Fund for Growth    33038   Open/Balan   911.59  20.85
   and Income; Y                         ced
91  Putnam Growth Fund            34454   Open/Equit     2.53  10.41
                                        y
92  Putnam Growth                 33512   Open/Equit   682.13  21.24
   Opportunities; A                      y
93  Putnam Growth                 34181   Open/Equit   763.01  21.02
   Opportunities; B                      y
94  Putnam Growth                 34181   Open/Equit    56.90  21.10
   Opportunities; M                      y
95  Putnam High Income            30505   Closed/Bon   116.08   8.55
   Convertible and Bond Fund             d
96  Putnam High Yield Advantage   30034   Open/Bond   1202.40   8.24
   Fund; A
97  Putnam High Yield Advantage   33008   Open/Bond   1006.42   8.21
   Fund; B
98  Putnam High Yield Advantage   33207   Open/Bond    926.04   8.23
   Fund; M
99  Putnam High Yield Total       33969   Open/Bond     50.18   7.51
   Return Fund; A
100 Putnam High Yield Total       33969   Open/Bond     58.07   7.44
   Return Fund; B
101 Putnam High Yield Total       33969   Open/Bond      3.75   7.45
   Return Fund; M
102 Putnam High Quality Bond      30103   Open/Bond    339.53  10.20
   Fund; A
103 Putnam High Quality Bond      33029   Open/Bond     42.74  10.16
   Fund; B
104 Putnam High Quality Bond      33339   Open/Bond      2.74  10.21
   Fund; M
105 Putnam High Yield Fund II;    34333   Open/Bond    456.79   7.88
   A
106 Putnam High Yield Fund II;    34333   Open/Bond    651.93   7.88
   B
107 Putnam High Yield Fund II;    34333   Open/Bond     35.59   7.88
   M
108 Putnam High Yield Trust; A    27073   Open/Bond   2657.56  10.90
109 Putnam High Yield Trust; B    32567   Open/Bond    916.14  10.85
110 Putnam High Yield Trust; M    33421   Open/Bond     18.20  10.90
111 Putnam Health Sciences        28637   Open/Equit  2984.13  63.77
   Trust; A                              y
112 Putnam Health Sciences        32567   Open/Equit  2063.97  61.29
   Trust; B                              y
113 Putnam Health Sciences        33421   Open/Equit    90.92  62.82
   Trust; M                              y
114 Putnam High Yield Municipal   31191   Closed/Bon   203.62   9.24
   Trust                                 d
115 Putnam Income Fund; A        11/1/54  Open/Bond   1445.39   6.95
116 Putnam Income Fund; B         32567   Open/Bond    514.65   6.91
117 Putnam Income Fund; M         33220   Open/Bond   1523.22   6.91
118 Putnam Income Fund; Y         32915   Open/Bond    257.92   6.95
119 Putnam Intermediate U.S.      32554   Open/Bond    228.36   5.00
   Government Income Fund; A
120 Putnam Intermediate U.S.      32554   Open/Bond    140.23   5.01
   Government Income Fund; B
121 Putnam Intermediate U.S.      33330   Open/Bond     10.19   5.01
   Government Income Fund; M
122 Putnam Intermediate U.S.      34242   Open/Bond    119.78   5.00
   Government Income Fund; Y
123 Putnam International Fund     33599   Open/Equit     4.57  10.99
                                        y
124 Putnam International Growth   33816   Open/Equit   409.47  11.10
   and Income Fund;  A                   y
125 Putnam International Growth   33816   Open/Equit   401.86  11.02
   and Income Fund;  B                   y
126 Putnam International Growth   33816   Open/Equit    34.15  11.07
   and Income Fund;  M                   y
127 Putnam International Growth   31835   Open/Equit  2370.93  20.02
   Fund; A                               y
128 Putnam International Growth   33024   Open/Equit  1530.16  19.68
   Fund; B                               y
129 Putnam International Growth   33207   Open/Equit   168.85  19.89
   Fund; M                               y
130 Putnam International Growth   33796   Open/Equit   162.36  20.08
   Fund; Y                               y
131 Putnam International New      33240   Open/Equit   768.08  13.82
   Opportunities Fund; A                 y
132 Putnam International New      33439   Open/Equit   958.83  13.52
   Opportunities Fund; B                 y
133 Putnam International New      33439   Open/Equit    74.86  13.65
   Opportunities Fund; M                 y
134 Putnam International          33599   Open/Equit   120.37  14.04
   Voyager Fund;  A                      y
135 Putnam International          33906   Open/Equit    96.15  13.94
   Voyager Fund;  B                      y
136 Putnam International          33906   Open/Equit    11.02  13.99
   Voyager Fund;  M                      y
137 Putnam Investment Grade       31345   Closed/Bon   250.46  12.00
   Municipal Trust                       d
138 Putnam Investment Grade       32473   Closed/Bon   190.04  14.23
   Municipal Trust II                    d
139 Putnam Investment Grade       32840   Closed/Bon    54.18  13.52
   Municipal Trust III                   d
140 Putnam Investors Fund; A       8005   Open/Equit  4751.05  15.53
                                        y
141 Putnam Investors Fund; B      32567   Open/Equit  1984.86  14.88
                                        y
142 Putnam Investors Fund; M      33208   Open/Equit   149.63  15.25
                                        y
143 Putnam Investors Fund; Y      33975   Open/Equit   356.86  15.57
                                        y
144 Putnam Japan Fund             33599   Open/Equit     2.12   5.59
                                        y
145 Putnam Latin America Fund     34415   Open/Equit     1.18   4.47
                                        y
146 Putnam Massachusetts Tax      31342   Open/Bond    305.93   9.69
   Exempt Income Fund; A
147 Putnam Massachusetts Tax      32703   Open/Bond    119.94   9.68
   Exempt Income Fund; B
148 Putnam Massachusetts Tax      33369   Open/Bond      3.42   9.68
   Exempt Income Fund; M
149 Putnam Master Income Trust    30800   Closed/Bon   444.57   8.37
                                        d
150 Putnam Managed High Yield     32683   Closed/Bon    93.58  12.47
   Trust                                 d
151 Putnam Michigan Tax Exempt    31342   Open/Bond    148.19   9.39
   Income Fund; A
152 Putnam Michigan Tax Exempt    32703   Open/Bond     46.32   9.38
   Income Fund; B
153 Putnam Michigan Tax Exempt    33344   Open/Bond      1.72   9.39
   Income Fund; M
154 Putnam Minnesota Tax Exempt   31342   Open/Bond    104.39   9.26
   Income Fund; A
155 Putnam Minnesota Tax Exempt   32703   Open/Bond     49.74   9.23
   Income Fund; B
156 Putnam Minnesota Tax Exempt   33330   Open/Bond      1.42   9.26
   Income Fund; M
157 Putnam Managed Municipal      31101   Closed/Bon   453.88   9.80
   Income Trust                          d
158 Putnam Money Market Fund; A   26572   Open/Bond   2934.12   1.00
159 Putnam Money Market Fund; B   32259   Open/Bond    707.12   1.00
160 Putnam Money Market Fund; M   33214   Open/Bond     85.97   1.00
161 Putnam Master Intermediate    30800   Closed/Bon   804.27   8.04
   Income Trust                          d
162 Putnam Municipal Income       31188   Open/Bond    826.65   9.39
   Fund; A
163 Putnam Municipal Income       32511   Open/Bond    511.17   9.38
   Fund; B
164 Putnam Municipal Income       33207   Open/Bond     15.62   9.39
   Fund; M
165 Putnam Municipal              32655   Closed/Bon   230.91  14.29
   Opportunities Trust                   d
166 Putnam New Opportunities      31654   Open/Equit  11177.3  61.50
   Fund; A                               y                 6
167 Putnam New Opportunities      32567   Open/Equit  8236.26  58.74
   Fund; B                               y
168 Putnam New Opportunities      33207   Open/Equit   474.22  60.18
   Fund; M                               y
169 Putnam New Opportunities      33072   Open/Equit   695.64  62.26
   Fund; Y                               y
170 Putnam New Value Fund;  A     33605   Open/Equit   399.86  13.92
                                        y
171 Putnam New Value Fund;  B     33659   Open/Equit   408.64  13.80
                                        y
172 Putnam New Value Fund;  M     33659   Open/Equit    40.13  13.86
                                        y
173 Putnam New Jersey Tax         31462   Open/Bond    219.50   9.42
   Exempt Income Fund; A
174 Putnam New Jersey Tax         32511   Open/Bond    102.08   9.41
   Exempt Income Fund; B
175 Putnam New Jersey Tax         33358   Open/Bond      0.94   9.42
   Exempt Income Fund; M
176 Putnam New York Investment    32473   Closed/Bon    40.59  14.26
   Grade Municipal Trust                 d
177 Putnam New York Tax Exempt    29099   Open/Bond   1616.83   9.04
   Income Fund; A
178 Putnam New York Tax Exempt    32511   Open/Bond    232.13   9.02
   Income Fund; B
179 Putnam New York Tax Exempt    33337   Open/Bond      2.30   9.04
   Income Fund; M
180 Putnam New York Tax Exempt    30614   Open/Bond     39.50   1.00
   Money Market Fund
181 Putnam New York Tax Exempt    31722   Open/Bond    165.93   9.25
   Opportunities Fund; A
182 Putnam New York Tax Exempt    32904   Open/Bond     70.09   9.24
   Opportunities Fund; B
183 Putnam New York Tax Exempt    33278   Open/Bond      2.53   9.23
   Opportunities Fund; M
184 Putnam Ohio Tax Exempt        31342   Open/Bond    187.36   9.22
   Income Fund; A
185 Putnam Ohio Tax Exempt        32703   Open/Bond     57.26   9.21
   Income Fund; B
186 Putnam Ohio Tax Exempt        33330   Open/Bond      2.02   9.22
   Income Fund; M
187 Putnam OTC & Emerging         28794   Open/Equit  2680.36  18.44
   Growth Fund; A                        y
188 Putnam OTC & Emerging         32703   Open/Equit  1337.00  17.56
   Growth Fund; B                        y
189 Putnam OTC & Emerging         33208   Open/Equit   272.69  18.00
   Growth Fund; M                        y
190 Putnam OTC & Emerging         33796   Open/Equit   105.78  18.59
   Growth Fund; Y                        y
191 Putnam Pennsylvania Tax       31248   Open/Bond    187.54   9.35
   Exempt Income Fund; A
192 Putnam Pennsylvania Tax       32703   Open/Bond     98.68   9.34
   Exempt Income Fund; B
193 Putnam Pennsylvania Tax       33421   Open/Bond      2.65   9.35
   Exempt Income Fund; M
194 Putnam Preferred Income       29223   Open/Bond    117.57   8.87
   Fund; A
195 Putnam Preferred Income       33347   Open/Bond     13.09   8.84
   Fund; M
196 Putnam Premier Income Trust  2/29/95  Closed/Bon  1129.16   8.03
                                        d
197 Putnam Research Fund;  A      33512   Open/Equit   272.86  15.81
                                        y
198 Putnam Research Fund;  B      34499   Open/Equit   278.92  15.74
                                        y
199 Putnam Research Fund;  M      34499   Open/Equit    25.87  15.76
                                        y
200 Putnam Strategic Income       33287   Open/Bond     76.50   7.77
   Fund; A
201 Putnam Strategic Income       33652   Open/Bond    120.61   7.77
   Fund; B
202 Putnam Strategic Income       33652   Open/Bond      9.33   7.76
   Fund; M
203 Putnam Tax Exempt Income      26663   Open/Bond   1954.86   9.26
   Fund; A
204 Putnam Tax Exempt Income      32511   Open/Bond    247.68   9.26
   Fund; B
205 Putnam Tax Exempt Income      33284   Open/Bond     10.23   9.28
   Fund; M
206 Putnam Tax Exempt Money       30614   Open/Bond     77.16   1.00
   Market Fund
207 Putnam Tax - Free Health      32322   Closed/Bon   205.82  14.91
   Care Fund                             d
208 Putnam Tax - Free Income      32770   Open/Bond   1072.91  14.73
   Trust
   Tax - Free High Yield Fund;
   A
209 Putnam Tax - Free Income      29837   Open/Bond    938.32  14.75
   Trust
   Tax - Free High Yield Fund
   B
210 Putnam Tax - Free Income      33235   Open/Bond     22.37  14.73
   Trust
   Tax - Free High Yield Fund
   M
211 Putnam Tax - Free Income      32780   Open/Bond    245.74  15.55
   Trust
   Tax - Free Insured Fund; A
212 Putnam Tax - Free Income      29837   Open/Bond    358.45  15.57
   Trust
   Tax - Free Insured Fund; B
213 Putnam Tax - Free Income      33389   Open/Bond      2.47  15.54
   Trust
   Tax - Free Insured Fund; M
214 Putnam U.S. Core Fund         34454   Open/Equit     2.60  10.21
                                        y
215 Putnam U.S. Government        29258   Open/Bond   2081.53  13.13
   Income Trust; A
216 Putnam U.S. Government        32259   Open/Bond   1284.45  13.07
   Income Trust; B
217 Putnam U.S. Government        33274   Open/Bond    156.61  13.11
   Income Trust; M
218 Putnam U.S. Government        32973   Open/Bond     12.08  13.13
   Income Trust; Y
219 Putnam Utilities Growth and   31734   Open/Balan   878.21  13.63
   Income Fund; A                        ced
220 Putnam Utilities Growth and   32259   Open/Balan   704.31  13.55
   Income Fund; B                        ced
221 Putnam Utilities Growth and   33297   Open/Balan    14.44  13.61
   Income Fund; M                        ced
222 Putnam Value Fund             34454   Open/Balan     2.06   8.47
                                        ced
223 Putnam Vista Fund; A          6/3/68  Open/Equit  3634.75  13.68
                                        y
224 Putnam Vista Fund; B          32567   Open/Equit  1738.77  12.97
                                        y
225 Putnam Vista Fund; M          33207   Open/Equit   142.19  13.35
                                        y
226 Putnam Vista Fund; Y          33324   Open/Equit   328.84  13.87
                                        y
227 Putnam Voyager Fund II; A     32611   Open/Equit   798.75  23.95
                                        y
228 Putnam Voyager Fund II; B     33512   Open/Equit   739.68  23.34
                                        y
229 Putnam Voyager Fund II; M     33512   Open/Equit    89.00  23.57
                                        y
230 Putnam Voyager Fund; A        33694   Open/Equit  16311.2  23.02
                                        y                 5
231 Putnam Voyager Fund; B        32259   Open/Equit  8257.86  21.51
                                        y
232 Putnam Voyager Fund; M        33207   Open/Equit   357.40  22.47
                                        y
233 Putnam Voyager Fund; Y        32963   Open/Equit  1773.10  23.40
                                        y
234 Putnam VT Asia Pacific        33358   Open/Equit    90.10   8.25
   Growth Fund; A                        y
235 Putnam VT Asia Pacific        34453   Open/Equit     0.15   8.25
   Growth Fund; B                        y
236 Putnam VT Diversified         32765   Open/Bond    669.34  10.55
   Income Fund; A
237 Putnam VT Diversified         34429   Open/Bond      2.46  10.54
   Income Fund; B
238 Putnam VT  Global Asset       30712   Open/Balan  1032.02  19.31
   Allocation Fund; A                    ced
239 Putnam VT  Global Asset       34453   Open/Balan     1.56  19.32
   Allocation Fund; B                    ced
240 Putnam VT George Putnam       34453   Open/Equit   130.88  10.37
   Fund; A                               y
241 Putnam VT George Putnam       34453   Open/Equit     2.69  10.37
   Fund; B                               y
242 Putnam VT Global Growth       31532   Open/Equit  2061.05  21.14
   Fund; A                               y
243 Putnam VT Global Growth       34453   Open/Equit     1.11  21.13
   Fund; B                               y
244 Putnam VT Growth and Income   30712   Open/Balan  10090.5  29.24
   Fund; A                               ced               1
245 Putnam VT Growth and Income   34429   Open/Balan     9.95  29.21
   Fund; B                               ced
246 Putnam VT U.S. Government     30712   Open/Bond   1020.00  13.86
   and High Quality Bond Fund;
   A
247 Putnam VT U.S. Government     34453   Open/Bond      2.75  13.85
   and High Quality Bond Fund;
   B
248 Putnam VT High Yield Fund;    30712   Open/Bond   1041.19  11.87
   A
249 Putnam VT High Yield Fund;    34453   Open/Bond      2.49  11.87
   B
250 Putnam VT Health and          34453   Open/Equit   150.56  10.90
   Sciences  Fund; A                     y
251 Putnam VT Health and          34453   Open/Equit     2.45  10.89
   Sciences  Fund; B                     y
252 Putnam VT International       33969   Open/Balan   304.21  12.25
   Growth and Income; A                  ced
253 Putnam VT International       34429   Open/Balan     1.03  12.25
   Growth and Income; B                  ced
254 Putnam VT International New   33969   Open/Equit   139.98  12.32
   Opportunities Fund; A                 y
255 Putnam VT International New   34453   Open/Equit     0.12  12.31
   Opportunities Fund; B                 y
256 Putnam VT International       33969   Open/Equit   338.71  14.07
   Growth Fund; A                        y
257 Putnam VT International       34453   Open/Equit     1.57  14.06
   Growth Fund; B                        y
258 Putnam VT Investors  Fund;    34453   Open/Equit   289.99  12.20
   A                                     y
259 Putnam VT Investors  Fund;    34453   Open/Equit     3.55  12.19
   B                                     y
260 Putnam VT Money Market        30712   Open/Bond    604.28   1.00
   Fund; A
261 Putnam VT Money Market        34453   Open/Bond      5.28   1.00
   Fund; B
262 Putnam VT New Opportunities   32994   Open/Equit  3791.89  27.43
   Fund; A                               y
263 Putnam VT New Opportunities   34453   Open/Equit     1.76  27.41
   Fund; B                               y
264 Putnam VT New Value Fund; A   33970   Open/Equit   262.34  12.44
                                        y
265 Putnam VT New Value Fund; B   34453   Open/Equit     0.54  12.43
                                        y
266 Putnam VT OTC & Emerging      34453   Open/Equit    33.43  10.94
   Growth Fund; A                        y
267 Putnam VT OTC & Emerging      34453   Open/Equit     0.75  10.94
   Growth Fund; B                        y
268 Putnam VT Research A          34607   Open/Equit    31.00  12.45
                                        y
269 Putnam VT Research B          34607   Open/Equit     0.29  12.45
                                        y
270 Putnam VT Utilities Growth    32263   Open/Balan   995.22  17.72
   and Income Fund; A                    ced
271 Putnam VT Utilities Growth    34453   Open/Balan     1.96  17.72
   and Income Fund; B                    ced
272 Putnam VT Vista Fund; A       33970   Open/Equit   330.67  15.43
                                        y
273 Putnam VT Vista Fund; B       34453   Open/Equit     1.07  15.43
                                        y
274 Putnam VT Voyager Fund; A     30712   Open/Equit  6093.39  48.19
                                        y
275 Putnam VT Voyager Fund; B     34453   Open/Equit     5.46  48.15
                                        y

 (J) Miscellaneous
     1.   Election and Removal of Directors
          Directors of Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and By-Laws of Investment
     Management Company.

     2.   Election and Removal of Officers
          Officers are elected by the Board of Directors.  The
     Board of Directors may remove any officer without cause.

     3.   Supervision by SEC of Changes in Directors and
     Certain Officers
          Investment Management Company files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of Investment Management Company.
          Under Section 9 (b) of the Investment Company Act of 1940 SEC may prohibit the directors and officers from remaining in office, if SEC will judge that such directors and officers have willfully violated any provision of the federal securities law.

     4. Amendment to the Articles of Organization, Transfer of Business and Other Important Matters.

          a.   Articles of Organization of Investment
               Management Company may be amended, under the General Corporation Law of The Commonwealth of
               Massachusetts, by appropriate shareholders' vote.

          b.   Under the General Corporation Law of The
               Commonwealth of Massachusetts, transfer of business requires a vote of 2/3 of the stockholders entitled to vote thereon.

          c. Investment Management Company has no direct subsidiaries.

     5.   Litigation, etc.
          There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or Investment Management Company within the six-month period preceding the filing of this Registration Statement.
          III. OUTLINE OF THE OTHER RELATED COMPANIES

 (A) Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)
     (1) Amount of Capital
          U.S.$32,578,770 (yen3.8 billion) as of January 31,
          1999
     (2)  Description of Business
          Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, Inc., parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990.
     (3) Outline of Business Relationship with the Fund Putnam Fiduciary Trust Company provides transfer agent services, shareholder services and custody services to the Fund.
 (B) Putnam Mutual Funds Corp. (the Principal Underwriter)
     (1) Amount of Capital
          U.S.$116,101,386 (yen13.5 billion) as of January 31,
          1999
     (2)  Description of Business
          Putnam Mutual Funds Corp. is the Principal
          Underwriter of the shares of Putnam Funds including
          the Fund.
     (3) Outline of Business Relationship with the Fund Putnam Mutual Funds Corp. engages in providing marketing services to the Fund.
 (C) Kokusai Securities Co., Ltd. (Distributor in Japan and Agent Association Member)
     (1)  Amount of Capital
          yen55.5 billion as of the end of January 1999
     (2)  Description of Business
          Kokusai Securities Co., Ltd. is a diversified securities company in Japan. Also, it engages in handling the sales and redemption of the Fund Shares as the Designated Securities Company for the investment trust funds of Kokusai Securities Investment Trust Management Co., Ltd., and as the Underwriting Company and the Agent Company for Fresh Korea Fund, Keystone Bond Fund II '95, Keystone Bond Fund III '95, Keystone Global Trust-Keystone Bond Fund IV '95, International Bond Index Fund, Fidelity Special Growth Fund, ACM International Health Care Fund, European and Asian Fund, Putnam High Yield Advantage Fund, ACM American Growth Fund, ACM Global Growth Trend Portfolio, Evergreen Small Company Growth Fund, Asia Network Growth Fund, Evergreen Global Opportunities Fund, Super Phoenix Fund, Super Phoenix Fund II, Solomon Euro Bond Fund A/B and Putnam U.S. Government Income Trust, and as the Underwriting Company for AGF Growth Equity Fund Limited, G.T. Investment Fund, Sci Tech, Morgan Stanley Money Market Family.
      (3) The Company acts as a Distributor in Japan and Agent Association Member for the Fund in connection with the offering of shares in Japan.
 (D) Capital Relationships
          100% of the shares of Putnam Investment Management, Inc. are held by Putnam Investments, Inc.
 (E) Interlocking Directors and Auditors
          Names and functions of officers of the Fund who also are officers of the related companies are as follows:
                                             (as of January
31, 1999)
      Name of                   Investment      Transfer Agent
      Officer                   Management      and
        or          Fund        Company         Shareholder
      Trustee                                   Service Agent

     George    Chairman,       Chairman and         None
     Putnam    Trustee and     Director
               President
     Charles   Executive Vice  Managing             None
     E. Porter President       Director
     Patricia  Senior Vice     Senior Vice          None
     C.        President       President
     Flaherty
     John D.   Senior Vice     Senior Vice          None
     Hughes    President and   President
               Treasurer
     Lawrence  Trustee and     President and        None
     J. Lasser Vice President  CEO
     Gordon H. Vice President  Senior             Director
     Silver                    Managing
                               Director
     Ian C.    Vice President  Senior               None
     Ferguson                  Managing
                               Director
     Richard   Vice President  Senior               None
     A.                        Managing
     Monaghan                  Director
     Michael   Vice President  Managing             None
     Martino                   Director
     John R.   Vice President  Senior Vice          None
     Verani                    President
     Edward H. Vice President  Managing             None
     D'Alelio                  Director
     Kevin M.  Vice President  Managing             None
     Cronin                    Director
             IV.  FINANCIAL CONDITION OF THE FUND
1.   FINANCIAL STATEMENTS

     [Omitted, in Japanese version, financial statements of the Fund and Japanese translations thereof are incorporated here]
     FINANCIAL HIGHLIGHTS
          The financial highlights table is intended to help investors understand the Fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been derived from the Fund's Financial Statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the Fund's financial statements are included in the Fund's annual report to shareholders, which is available upon request.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)

CLASS M

                        YEAR ENDED SEPTEMBER   30
                        1998       1997        1996       1995 +
NET ASSET VALUE,          $13.00    $12.63     $12.96    $12.29
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS                .80(c)      .80      .82(c)      .61
NET INVESTMENT INCOME

NET GAIN  OR LOSSES
(BOTH REALIZED AND         .25        .35      (.32)       .66
UNREALIZED) ON
INVESTMENTS

TOTAL FROM INVESTMENT
OPERATIONS                 1.05      1.15       .50       1.27

LESS DISTRIBUTIONS
FROM:                     (.77)      (.78)     (.78)      (.55)
NET INVESTMENT INCOME

IN EXCESS OF NET
INVESTMENT                (.03)       --         --        --
INCOME

FROM RETURN OF CAPITAL      --        --       (.05)      (.05)

TOTAL DISTRIBUTIONS       (.80)      (.78)     (.83)      (.60)

NET ASSET VALUE (NAV)     $13.25    $13.00     $12.63    $12.96

RATIOS / SUPPLEMENTAL
DATA
TOTAL RETURN AT NAV        8.38      9.39       3.99     10.54 *
(%)(A)

NET ASSETS, END OF       $163,076   $7,850     $6,116    $2,609
PERIOD

RATIO OF EXPENSES TO       1.12      1.14       1.14      .79 *
AVERAGE NET ASSETS
(%)(B)

RATIO OF NET INVESTMENT    5.91      6.32       6.37     4.14 *
INCOME TO AVERAGE NET
ASSETS (%)

PORTFOLIO TURNOVER RATE   294.74    125.80     138.97    195.45
(%)

+ From the period from the commencement of operations on February 6, 1995 through September 30, 1995
*    Not annualized.
(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after September 30, 1995 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
The following financial documents are omitted here.

Statement of assets and liabilities September 30, 1998
Statement of operations  Year ended September 30, 1998
Statement of changes in net assets
Financial highlights (For a share outstanding throughout the period)
Notes to financial statements September 30, 1998
Portfolio of investments owned September 30, 1998

Statement of assets and liabilities September 30, 1997
Statement of operations  Year ended September 30, 1997
Statement of changes in net assets
Financial highlights (For a share outstanding throughout the period)
Notes to financial statements  September 30, 1997

Report of independent accountants  for the fiscal year ended
September 30, 1998
Report of independent accountants  for the year ended
September 30, 1997

2.   CONDITION OF THE FUND
      (a) Statement of Net Assets

                                             (As of th end of January 1999)

                                      $                  Yen (in thousands)
a. Total Assets                       3,663,565,719       426,255,871
b. Total Liabilities                    128,894,081        14,996,826
c. Total Net Assets (a-b)             3,534,671,638       411,259,045
d. Total Number of Shares
   Outstanding                Class A. 158,521,507    Shares
                              Class B.  98,254,114    Shares
                              Class M.  11,948,789    Shares
                              Class Y.     920,057    Shares
e. Net Asset Value
   per Share (c/d)            Class A.  13.13              yen1,528
                              Class B.  13.07              yen1,521
                              Class M.  13.11              yen1,525
                              Class Y.  13.13              yen1,528

(b) Names of Major Portfolio Holdings other than Equity Shares (Top 30 Holdings)

                                          (As of the end of January 1999)


                                                                  U.S. Dollar
                                                      Par
                        Kind of             Interest  Value  Acquisition   Current  Investment
        Name of         Issue      Maturity Rate   (1,000)      Cost       Value    Ratio
       Securities                           (%)                                      (%)
1. GNMA               U.S.           2002-       7  922,419   930,902,05  945,008,73  26.7
                    Government      2028                             9           3     4
2. GNMA               U.S.           2023-   6 1/2  707,059   708,468,59  682,569,48  19.3
                    Government      2028                             3           3     1
3. GNMA               U.S.           2001-   7 1/2  463,896   448,192,15  479,491,14  13.5
                    Government      2027                             1           0     7
4. GNMA               U.S.           2001-       8  388,743   396,388,27  405,891,43  11.4
                    Government      2028                             8           7     8
5. GNMA - Midget      U.S.           2007-       7  119,637   122,888,48  122,890,12  3.48
                    Government      2022                             0           7
6. GNMA               U.S.           2004-   8 1/2  112,223   117,317,83  119,627,42  3.38
                    Government      2027                             2           6
7. U.S. Treasury      U.S.            2003   5 1/2  100,000   99,623,796  103,141,00  2.92
  Notes              Government                                                   0
8. GNMA               U.S.           2004-       9   79,668   81,550,557  85,242,096  2.41
                    Government      2025
9. U.S. Treasury      U.S.            2008   5 5/8   54,630   55,177,169  58,249,238  1.65
  Notes              Government
10 U.S. Treasury      U.S.            2027   6 1/8   50,000   51,187,500  54,695,500  1.55
   Notes              Government
11 GNMA               U.S.            2028       6   50,438   50,193,504  50,027,755  1.42
                     Government
12 U.S. Treasury      U.S.            2000   4 5/8   50,000   50,089,844  50,000,000  1.41
   Notes              Government
13 GNMA - Midget      U.S.           2008-       8   31,765   32,316,936  32,786,986  0.93
                     Government      2009
14 GNMa - TBA         U.S.            2029   6 1/2   32,185   32,420,545  32,547,081  0.92
                     Government
15 GNMA               U.S.           2009-   9 1/2   27,286   29,243,193  29,331,413  0.83
                     Government      2023
16 U.S. Treasury      U.S.            2002   5 3/4   22,500   22,549,219  23,343,750  0.66
   Notes              Government
17 U.S. Treasury      U.S.            2000   5 3/8   19,000   18,978,443  19,186,960  0.54
   Notes              Government
18 GNMA               U.S.           2010-      10   17,250   19,258,221  18,882,136  0.53
                     Government      2021     1/2
19 GNMA - Midget      U.S.           2001-   8 1/2    8,997    9,622,206   9,463,555  0.27
                     Government      2008
20 GNMA               U.S.           2013-      11    2,062    2,277,432   2,249,651  0.06
                     Government      2019
21 GNMA               U.S.           2010-      11    1,987    2,243,274   2,224,102  0.06
                     Government      2019     1/2
22 GNMA               U.S.           2009-      10    1,594    1,659,645   1,740,348  0.05
                     Government      2021
23 GNMA               U.S.           2013-      11    1,127    1,222,459   1,234,662  0.03
                     Government      2016     1/4
24 GNMA               U.S.           2011-      13      968    1,089,021   1,122,002  0.03
                     Government      2015     1/2
25 GNMA               U.S.           2016-   9 1/4    1,044    1,026,204   1,092,343  0.03
                     Government      2019
26 GNMA               U.S.           2010-      13      738      801,623     847,257  0.02                                2015
27 GNMA               U.S.           2013-      12      604      643,540     688,839  0.02
                     Government      2015     3/4
28 GNMA               U.S.           2013-      12      603      651,699     680,279  0.02
                     Government      2015     1/4
29 GNMA               U.S.           2010-      12      384      404,088     434,423  0.01
                     Government      2015     1/2
30 GNMA               U.S.           2014-      12      373      418,634     415,712  0.01
                     Government      2016


V.   FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

     Deloitte & Touche LLP is responsible for this part.
     Japanese translation of fiscal 1998 and 1997 are attached to the Japanese version of the Annual Securities Report.


        VI.  SUMMARY OF INFORMATION CONCERNING FOREIGN
                  INVESTMENT TRUST SECURITIES
1.   Transfer of the Shares
          The transfer agent for the registered share certificates is Putnam Fiduciary Trust Company, P.O. Box 41203, Providence, RI 02940-1203, U. S. A.
          The Japanese investors who entrust the custody of their shares to the Distributor or the Sales Handling Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.
          No fee is chargeable for the transfer of shares.
2.   The Closing Period of the Shareholders' Book
          No provision is made.
3. There are no annual shareholders' meetings. Special shareholders' meeting may be held from time to time as required by the Agreement and Declaration of Trust and the Investment Company Act of 1940.
4.   No special privilege is granted to Shareholders.
     The acquisition of Shares by any person may be restricted.

                  VII. REFERENCE INFORMATION
     The following documents concerning the Fund were filed
     with the Minister of Finance or with the Director of
     Kanto Local Finance Bureau (since June 22, 1998) of
     Japan.
          November 18, 1998:  Securities Registration Statement
          November 28, 1998:  Amendment to Securities Registration Statement
          March 16, 1998:     Securities Registration Statement
                              Annual Securities Report (The Third Fiscal Year)
                              Amendment to Securities Registration Statement
          June 15, 1998:      Semi-annual Report (during the fourth term)
                              Amendment to Securities Registration Statement
          September 14, 1998: Securities Registration Statement
          September 21, 1998: Amendment to Securities Registration Statement September 22, 1998: Amendment to Securities Registration Statement
          December 1, 1998:   Amendment to Securities Registration Statement










        AMENDMENT TO SECURITIES REGISTRATION STATEMENT
                          (NAV SALE)




















              PUTNAM U.S. GOVERNMENT INCOME TRUST

        AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To:  Director of Kanto Local Finance Bureau

                                        Filing Date : March 16, 1999

Name of the Registrant Fund:            PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Trustees:    George Putnam
                                        John A. Hill
                                        William F. Pounds
                                        Jameson A. Baxter
                                        Hans H. Estin
                                        Ronald J. Jackson
                                        Paul L. Joskow



                                        Robert E. Patterson
                                        Donald S. Perkins
                                        Georg


                                        W. Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                        Boston, Massachusetts 02109
                                        U.S.A.

Name and Title of Registration Agent:   Harume Nakano
                                        Attorney-at-Law
                                        Signature [Harume Nakano]
                                                  (Seal)

                                        Ken Miura
                                        Attorney-at-Law
                                        Signature [Ken Miura]
                                                  (Seal)

Address or Place of Business            Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome


Name of Liaison Contact:                Harume Nakano
                                        Ken Miura
                                        Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto
                                        Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Phone Number:                           03-3580-3377


           Public Offering or Sale for Registration



Name of the Fund Making Public          PUTNAM U.S. GOVERNMENT INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of       Up to 76.5 million Class M Shares
Foreign Investment Fund Securities Up to the total amount obtained by
to be Publicly Offered or Sold:    aggregating the respective net
                                   asset value per Class M Share in
                                   respect of 76.5 million Class M Shares
                                   (The maximum amount expected to be
                                   sold is 1 billion U.S. dollars
                                   (yen116.1 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=yen116.35 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 29, 1998.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M
     Share as of July 31, 1998 (U.S.$13.04) by 76.5 million
     Class M Shares for convenience.



      Places where a copy of this Amendment to Securities
                         Registration
         Statement is available for Public Inspection


                        Not applicable.


    (Total number of pages of this Amendment to Securities
                         Registration
       Statement e is 3 including front and back pages.)


I.   REASON FOR FILING THIS AMENDMENT TO SECURITIES
     REGISTRATION STATEMENT:

     This statement purports to amend and update the relevant information of the Securities Registration Statement ("Original SRS") filed on September 14, 1998 due to the fact that the aforementioned Annual Securities Report was filed today.
     The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.  CONTENTS OF THE AMENDMENTS (the page numbers refer to in the Original SRS)

Part II. INFORMATION CONCERNING ISSUER (page 5 of the Original SRS) The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Annual
     Securities Report:

 Before amendment               After amendment
 [Original SRS]                 [Aforementioned Annual Securities Report]

I.  DESCRIPTION OF THE FUND     I.  DESCRIPTI
                                    aforementioned Japanese
                                    Annual Securities Report,
                                    from page 1 to page 31)

II. OUTLINE OF THE FUND        II. OUTLINE OF THE FUND
                                   (Ditto, from page 32 to
                                   page 63)

III.OUTLINE OF THE OTHER      III.OUTLINE OF THE OTHER
    RELATED COMPANIES             RELATED COMPANIES (Ditto,
                                  from page 64 to page 65)

IV. FINANCIAL CONDITIONS OF    IV. FINANCIAL CONDITIONS OF
    THE FUND                       THE FUND (Ditto, from page 66
                                   to page 71)

V.  SUMMARY OF INFORMATION     VI. SUMMARY OF INFORMATION
    CONCERNING FOREIGN             CONCERNING FOREIGN
    INVESTMENT FUND SECURITIES     INVESTMENT FUND SECURITIES
                                   (Ditto, page 72)

VI.  MISCELLANEOUS              VII. REFERENCE INFORMATION
                                    (Ditto, page72)

        Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$1 = yen116.35 the mean of the exchange rate quotations at The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 29, 1999, for convenience.

        Note 2: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

        Note 3:In this Report, "fiscal year" refers to a year from October 1 to September 30 of the following year.

Part III. SPECIAL INFORMATION (Ditto, page 79)
     II. FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY of the Original SRS is amended to have the same contents as those provided in V. FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY of the aforementioned Annual Securities Report: